Securities Act File No. 33-34080
                                      Investment Company Act File No. 811-6076
==============================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /X/

               Pre-Effective Amendment No. ____                       / /

               Post-Effective Amendment No. 40                        /X/

                                      and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /X/

                                Amendment No. 40                      /X/

                        (Check appropriate box or boxes)

                        THE INFINITY MUTUAL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)


3435 Stelzer Road, Columbus, Ohio                               43219
(Address of Principal Executive Offices)                      (Zip Code)
Registrant's Telephone Number, including Area Code:         (614) 470-8000


                            Robert L. Tuch, Esq.
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                    (Name and Address of Agent for Service)


                                    copy to:

                            Stuart H. Coleman, Esq.
                           Stroock & Stroock & Lavan LLP
                                180 Maiden Lane
                         New York, New York 10038-4982

     It is proposed that this filing will become effective (check appropriate box)

               ___  immediately upon filing pursuant to paragraph (b)

               ___  on (date) pursuant to paragraph (b)

               ___  60 days after filing pursuant to paragraph (a)(i)

               ___  on (date) pursuant to paragraph (a)(i)

                X   75 days after filing pursuant to paragraph (a)(ii)

               ___  on (date) pursuant to paragraph (a)(ii) of Rule 485.

               If appropriate, check the following box:

               ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        THE INFINITY MUTUAL FUNDS, INC.

                                 ISG Portfolios

                 Cross-Reference Sheet Pursuant to Rule 495(a)

Items in
Part A of
Form N-1A      Caption

                                                  Aggressive Growth, Growth,
                                                  Growth & Income, Moderate
                                                  Growth & Income and Current
                                                  Income Portfolios


1         Cover Page                              1
2         Synopsis                                3
3         Condensed Financial Information         5
4         General Description of Registrant       7
5         Management of the Fund                  14
5(a)      Management Discussion of Fund's         *
          Performance
6         Capital Stock and Other Securities      29
7         Purchase of Securities Being Offered    17
8         Redemption or Repurchase
9         Pending Legal Proceedings               *

Items in
Part B of
Form N-1A

20        Cover Page                              B-1
11        Table of Contents                       B-1
12        General Information and History         *
13        Investment Objectives and Policies      B-2
14        Management of the Fund                  B-18
15        Control Persons and Principal Holders   B-21, B-35
          of Securities
16        Investment Advisory and Other Services  B-21
17        Brokerage Allocation                    B-33
18        Capital Stock and Other Securities      B-34
19        Purchase, Redemption and Pricing        B-25
          of Securities Being Offered
20        Tax Status                              B-31
21        Underwriters                            *
22        Calculations of Performance Data        B-29
23        Financial Statements                    B-43

Items in
Part C of
Form N-1A

24        Financial Statements and Exhibits       C-1
25        Persons Controlled by or Under          C-5
          Common Control with Registrant
26        Number of Holders of Securities         C-5
27        Indemnification                         C-5
28        Business and Other Connections          C-6
          of Investment Adviser
29        Principal Underwriters                  C-10
30        Location of Accounts and Records        C-10
31        Management Services                     C-11
32        Undertakings                            C-11

PROSPECTUS                                                    ___________, 1998



                                    ISG FUNDS


        The ISG Funds (the "Portfolios") are separate series of The Infinity Mutual Funds, Inc. (the "Fund"), an open-end, management investment company. By this Prospectus, the Fund is offering shares of five Portfolios, each of which seeks to achieve its investment objective by investing in other mutual funds (the "Underlying Portfolios").

o The AGGRESSIVE GROWTH PORTFOLIO seeks to provide investors with capital growth. This Portfolio will invest substantially all of its assets in Underlying Portfolios that invest primarily in equity securities.

o The GROWTH PORTFOLIO seeks to provide investors with long-term capital growth. This Portfolio will invest substantially all of its assets in Underlying Portfolios that invest primarily in equity securities.

o The GROWTH & INCOME PORTFOLIO seeks to provide investors with long-term capital growth and a moderate level of current income. This Portfolio will invest substantially all of its assets in Underlying Portfolios that invest primarily in equity securities and fixed-income securities.

o The MODERATE GROWTH & INCOME PORTFOLIO seeks to provide investors with current income and a moderate level of capital growth. This Portfolio will invest substantially all of its assets in Underlying Portfolios that invest primarily in fixed-income securities and equity securities.

o The CURRENT INCOME PORTFOLIO seeks to provide investors with current income. This Portfolio will invest substantially all of its assets in Underlying Portfolios that invest primarily in fixed-income securities.

        Each Portfolio's investment adviser is First American National Bank (the "Adviser"). The Adviser or its affiliate, ParkSouth Corporation ("ParkSouth"), serves as investment adviser to each Underlying Portfolio.

        BISYS Fund Services Limited Partnership ("BISYS") serves as each Portfolio's administrator and distributor.

        By this Prospectus, Trust Shares, Class A Shares and Class B Shares of each Portfolio are being offered.

                       -----------------------------------

        PORTFOLIO SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, THE ADVISER OR ANY OTHER BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. PORTFOLIO SHARES INVOLVE CERTAIN RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. FOR EACH PORTFOLIO, SHARE PRICE AND INVESTMENT RETURN FLUCTUATE AND ARE NOT GUARANTEED.

                       -----------------------------------

        This Prospectus sets forth concisely information about the Fund and the Portfolios that an investor should know before investing. It should be read and retained for future reference.

        The Statement of Additional Information, dated __________, 1998 which may be revised from time to time, provides a further discussion of certain areas in this Prospectus and other matters which may be of interest to some investors. It has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund and Portfolios. For a free copy of the Statement of Additional Information, write to the Fund at 3435 Stelzer Road, Columbus, Ohio 43219-3035, or call 1-800-852-0045.

-------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
-------------------------------------------------------------------------------


                                TABLE OF CONTENTS

                                                                         PAGE

Fee Table..................................................................
Description of the Portfolios..............................................
Management of the Portfolios...............................................
How to Buy Shares..........................................................
How to Redeem Shares.......................................................
Shareholder Privileges.....................................................
Dividends, Distributions and Taxes.........................................
Performance Information....................................................
General Information........................................................
Appendix...................................................................A-1


------------------------------------------------------------------------------
DISTRIBUTED BY:                                 INVESTMENT ADVISER:
BISYS Fund Services Limited Partnership         First American National
3435 Stelzer Road                               Bank
Columbus, Ohio 43219-3035                       315 Deaderick Street
                                                Nashville, Tennessee 37237


o        For information about opening an account and other Fund services call:
         (800) ___________.
         For voice recorded price and yield information call: (800)852-0045.

o To execute purchases, redemptions and exchanges and for information about the status of your account call: (800)852-0045.
------------------------------------------------------------------------------


                                    FEE TABLE

                                     AGGRESSIVE GROWTH PORTFOLIO             GROWTH PORTFOLIO           GROWTH & INCOME PORTFOLIO
                                   ------------------------------    -----------------------------    -----------------------------
                                    TRUST     CLASS A     CLASS B    TRUST     CLASS A    CLASS B      TRUST     CLASS A    CLASS B
                                    SHARES    SHARES      SHARES     SHARES    SHARES     SHARES       SHARES    SHARES     SHARES
                                    ------    -------     -------    ------    -------    -------      ------    -------    -------
SHAREHOLDER TRANSACTION
  EXPENSES
   Maximum Sales Load Imposed
   on Purchases (as a percentage
   of offering price).............   None      4.75%       None       None      4.75%      None         None      4.75%      None
   Maximum Deferred Sales Load
   (as a percentage of the
   amount subject to
   charge).....................      None      None+       4.00%      None      None+      4.00%        None      None+      4.00%
ANNUAL OPERATING EXPENSES
   (as a  percentage of average
   daily net assets)
Management Fees................      __%       __%         __%        __%       __%        __%          __%       __%         __%
12b-1 Fees.....................      None      .25%        .75%       None      .25%       .75%         None      .25%        .75%
Other Expenses.................      __%       __%         __%        __%       __%        __%          __%       __%         __%
Total Portfolio Operating
Expenses....................         __%       __%        __%         __%       __%        __%          __%       __%         __%



-----------------
+ A contingent deferred sales charge of 1.00% may be assessed on certain redemptions of Class A Shares purchased without an initial sales charge as part of an investment of $1 million or more.

-----------------
       In addition to the expenses shown above, investors in a Portfolio will indirectly bear their pro rata share of fees and expenses incurred by the Underlying Portfolios in which the Portfolio invests, so that the investment returns of the Portfolio will be net of the expenses of the Underlying Portfolios. The following chart provides the expense ratio for each Underlying Portfolio (based on its current prospectus). These expense ratios do not reflect any fee waivers or expense reimbursement arrangements that may be in effect.

                                                                        EXPENSE
                                                                         RATIO
                                                                        -------
ISG Capital Growth Portfolio.............................................  .99%
ISG Core Income Portfolio................................................  .92%
ISG Dividend Growth Portfolio............................................ 1.09%
DG Equity Fund........................................................... 1.04%
DG International Equity Fund............................................. 2.53%
ISG Limited Duration Income Portfolio....................................  .87%
DG Opportunity Fund...................................................... 1.33%
ISG Prime Money Market Portfolio.........................................  .62%

        After combining the total operating expenses of each Portfolio with those of the Underlying Portfolios in which the Portfolio invests (see "Description of the Portfolios"), the estimated average weighted expense ratio for Trust Shares, Class A Shares and Class B Shares of each indicated Portfolio is as follows:


       AGGRESSIVE GROWTH   PORTFOLIO                   GROWTH PORTFOLIO                             GROWTH & INCOME PORTFOLIO
    ---------------------------------------      -----------------------------------          -----------------------------------

    TRUST        CLASS A         CLASS B         TRUST          CLASS  A        CLASS B         TRUST         CLASS  A     CLASS  B
    SHARES        SHARES          SHARES         SHARES         SHARES          SHARES          SHARES        SHARES       SHARES
    ------        ------          ------         ------         -------         ------          ------        -------      --------

    ___%          ___%             ___%          ___%           ___%           ___%             ___%          ___%         ___%



EXAMPLE:
  An investor would pay the following
   expenses on a $1,000 investment,
   assuming (1) 5% annual return
   and (2) redemption at
   the end of each time period:
   1 Year......................        $        $         $          $          $        $            $             $          $
   3 Years.....................        $        $         $          $          $        $            $             $          $
  An investor would pay the following
   expenses on the same investment,
   assuming no redemption:
   1 Year......................        $        $         $          $          $        $            $             $          $
   3 Years.....................        $        $         $          $          $        $            $             $          $


                                   MODERATE GROWTH & INCOME PORTFOLIO      CURRENT INCOME PORTFOLIO
                                   ------------------------------     -----------------------------
                                    TRUST     CLASS A     CLASS B     TRUST     CLASS A    CLASS B
                                    SHARES    SHARES      SHARES      SHARES    SHARES     SHARES
                                    ------    -------     -------     ------    -------    -------
SHAREHOLDER TRANSACTION
  EXPENSES
   Maximum Sales Load Imposed
   on Purchases (as a percentage
   of offering price).............   None      4.75%       None       None      3.00%      None
   Maximum Deferred Sales Load
   (as a percentage of the
   amount subject to
   charge).....................      None      None+       4.00%      None      None+      4.00%
ANNUAL OPERATING EXPENSES
   (as a  percentage of average
   daily net assets)
Management Fees................      __%       __%         __%        __%       __%        __%
12b-1 Fees.....................      None      .25%        .75%       None      .25%       .75%
Other Expenses.................      __%       __%         __%        __%       __%        __%
Total Portfolio Operating
  Expenses....................       __%       __%        __%         __%       __%        __%



---------------
+   A contingent deferred sales charge of 1.00% may be assessed on certain redemptions of Class A Shares purchased without an initial sales charge as part of an investment of $1 million or more.

---------------
        In addition to the expenses shown above, investors in a Portfolio will indirectly bear their pro rata share of fees and expenses incurred by the Underlying Portfolios in which the Portfolio invests, so that the investment returns of the Portfolio will be net of the expenses of the Underlying
Portfolios. The following chart provides the expense ratio for each Underlying Portfolio (based on its current prospectus). These expense ratios do not reflect any fee waivers or expenses reimbursement arrangements that may be in effect.

                                                                     EXPENSE
                                                                     RATIO
                                                                     ---------
ISG Capital Growth Portfolio......................................     .99%
ISG Core Income Portfolio.........................................     .92%
ISG Dividend Growth Portfolio.....................................    1.09%
DG Equity Fund....................................................    1.04%
DG International Equity Fund......................................    2.53%
ISG Limited Duration Income Portfolio.............................     .87%
DG Opportunity Fund...............................................    1.33%
ISG Prime Money Market Portfolio..................................     .62%

        After combining the total operating expenses of each Portfolio with those of the Underlying Portfolios in which the Portfolio invests (see "Description of the Portfolios"), the estimated average weighted expense ratio for Trust Shares, Class A Shares and Class B Shares of each indicated Portfolio is as follows:


                         MODERATE GROWTH & INCOME PORTFOLIO                  CURRENT INCOME PORTFOLIO
                --------------------------------------------        -----------------------------------------------

       TRUST                 CLASS A             CLASS B             TRUST             CLASS A           CLASS B
       SHARES                SHARES              SHARES              SHARES            SHARES            SHARES
       ------                ------              ------              ------            ------            ------

        ___%                  ___%               ___%                ___%              ___%              ___%



EXAMPLE:
  An investor would pay the following
    expenses on a $1,000 investment,
    assuming (1) 5% annual return
    and (2) redemption at
    the end of each time period:
   1 Year........................         $               $               $               $             $               $
   3 Years.......................         $               $               $               $             $               $
  An investor would pay the following
    expenses on the same investment,
    assuming no redemption:
   1 Year........................         $               $               $               $             $               $
   3 Years.......................         $               $               $               $             $               $


-------------------------------------------------------------------------------
        The amounts listed in the example should not be considered as representative of future expenses and actual expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, each Portfolio's actual performance will vary and may result in an actual return greater or less than 5%.
-------------------------------------------------------------------------------

        The purpose of the foregoing table is to assist investors in understanding the costs and expenses borne by the Portfolios and investors, the payment of which will reduce investors' annual return. Other Expenses are estimated based on amounts for the current fiscal year. Long-term investors in Class A Shares or Class B Shares could pay more in aggregate 12b-1 fees and sales charges than the economic equivalent of the maximum initial sales charge permitted by the National Association of Securities Dealers, Inc. The expenses noted above do not reflect any fee waiver or expense reimbursement arrangements that may be in effect. Certain Service Organizations (as defined below) and other institutions also may charge their clients direct fees for effecting transactions in Portfolio shares and the Adviser, its affiliates and certain other institutions may charge customary account and account transaction fees, which are not Fund related, with respect to accounts through which or for which Portfolio shares are purchased or redeemed; such fees are not reflected in the foregoing table. For a further description of the various costs and expenses incurred in a Portfolio's operation, as well as expense reimbursement or waiver arrangements, see "Management of the Portfolios."

                          DESCRIPTION OF THE PORTFOLIOS

GENERAL

        Each Portfolio offers Trust Shares, Class A Shares and Class B Shares. Each Trust Share, Class A Share and Class B Share represents an identical pro rata interest in the relevant Portfolio's investment portfolio. The Portfolios will invest in Trust Shares of the Underlying Portfolios. See "How to Buy Shares--Alternative Purchase Methods."

INVESTMENT OBJECTIVES

        Each Portfolio's investment objective is set forth on the cover page of this Prospectus. The differences in objectives and policies among the Portfolios determine the Underlying Portfolios in which each Portfolio invests and can be expected to affect the degree of risk to which each Portfolio is subject and each Portfolio's yield or return. Each Portfolio's investment objective cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of such Portfolio's outstanding voting shares. There can be no assurance that each Portfolio's investment objective will be achieved.

MANAGEMENT POLICIES

        Each Portfolio seeks to achieve its investment objective by allocating its assets among the Underlying Portfolios within predetermined strategy ranges, as set forth below. The Adviser will make allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Underlying Portfolios. Each Portfolio has a "benchmark percentage" representing the asset class mix of the Underlying Portfolios the Adviser expects to maintain when its assessment of economic conditions and other factors indicate that the financial markets are fairly valued relative to each other. The Adviser anticipates that each Portfolio's asset class benchmark percentage will be as follows:


                                                                      BENCHMARK PERCENTAGES
                                     --------------------------------------------------------------------------------------
                                                                                                 MODERATE
                                          AGGRESSIVE                           GROWTH &          GROWTH &          CURRENT
UNDERLYING PORTFOLIO                      GROWTH             GROWTH            INCOME            INCOME            INCOME
ASSET CLASS                               PORTFOLIO          PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
---------------------                     ------------       ----------        ----------        ----------        ----------
Equity                                       95%                80%               60%               30%                0%
Fixed Income                                  0%                15%               35%               65%               95%
Money Market
     Instruments                              5%                 5%                5%                5%                5%


        Under normal market conditions, the Adviser expects to adhere to the benchmark percentages set forth above and the strategy ranges set forth below; however, the Adviser reserves the right to vary such percentages and ranges as the risk/return characteristics of the financial markets or Underlying Portfolio asset classes, as assessed by the Adviser, vary over time.

        AGGRESSIVE GROWTH PORTFOLIO--The Aggressive Growth Portfolio will invest 65% to 100% of the value its total assets in four Underlying Portfolios which invest primarily in equity securities and up to 30% of the value of its total assets in one Underlying Portfolio which invests in money market instruments. The Portfolio will invest its assets in the following Underlying Portfolios within the strategy ranges (expressed as a percentage of the Portfolio's assets) indicated below:

          UNDERLYING PORTFOLIO                                  STRATEGY RANGE
          --------------------                                  --------------

          DG Equity Fund                                             30-50%
          ISG Capital Growth Portfolio                               25-45%
          DG Opportunity Fund                                         5-15%
          DG International Equity Fund                                5-15%
          ISG Prime Money Market Portfolio                            0-30%

                                      * * *

        GROWTH PORTFOLIO--The Growth Portfolio will invest 65% to 100% of the value of its total assets in five Underlying Portfolios which invest primarily in equity securities, 10% to 20% of the value of its total assets in one Underlying Portfolio which invests primarily in fixed-income securities and up to 20% of the value of its total assets in one Underlying Portfolio which invests in money market instruments. The Portfolio will invest its assets in the following Underlying Portfolios within the strategy ranges (expressed as a percentage of the Portfolio's assets) indicated below:

          UNDERLYING PORTFOLIO                               STRATEGY RANGE
          --------------------                               ---------------

          DG Equity Fund                                          15-30%
          ISG Capital Growth Portfolio                            15-30%
          ISG Dividend Growth Portfolio                           15-25%
          DG Opportunity Fund                                      5-10%
          DG International Equity Fund                             5-10%
          ISG Core Income Portfolio                               10-20%
          ISG Prime Money Market Portfolio                         0-20%

                                      * * *

        GROWTH & INCOME PORTFOLIO--The Growth & Income Portfolio will invest 45% to 75% of the value of its total assets in three Underlying Portfolios which invest primarily in equity securities, 25% to 45% of the value of its net assets in two Underlying Portfolios which invest primarily in fixed-income securities and up to 20% of the value of its total assets in one Underlying Portfolio which invests in money market instruments. The Portfolio will invest its assets in the following Underlying Portfolios within the strategy ranges (expressed as a percentage of the Portfolio's assets) indicated below:

          UNDERLYING PORTFOLIO                                STRATEGY  RANGE
          --------------------                                ----------------

          DG Equity Fund                                          15-25%
          ISG Capital Growth Portfolio                            15-25%
          ISG Dividend Growth Portfolio                           15-25%
          ISG Core Income Portfolio                               15-25%
          ISG Limited Duration Income Portfolio                   10-20%
          ISG Prime Money Market Portfolio                         0-20%

                                      * * *

        MODERATE GROWTH & INCOME PORTFOLIO--The Moderate Growth & Income Portfolio will invest 15% to 45% of the value of its total assets in three Underlying Portfolios which invest primarily in equity securities, 45% to 85% of the value of its total assets in two Underlying Portfolios which invest primarily in fixed-income securities and up to 20% of the value of its total assets in one Underlying Portfolio which invests in money market instruments. The Portfolio will invest its assets in the following Underlying Portfolios within the strategy ranges (expressed as a percentage of the Portfolio's assets) indicated below:

          UNDERLYING PORTFOLIO                                STRATEGY RANGE
          ---------------------                               ---------------

          ISG Limited Duration Income Portfolio                  25-45%
          ISG Core Income Portfolio                              20-40%
          DG Equity Fund                                          5-15%
          ISG Capital Growth Portfolio                            5-15%
          ISG Dividend Growth Portfolio                           5-15%
          ISG Prime Money Market Portfolio                        0-20%

                                     * * *

        CURRENT INCOME PORTFOLIO--The Current Income Portfolio will invest 75% to 100% of the value its total assets in two Underlying Portfolios which invest primarily in fixed-income securities and up to 30% of the value of its total assets in one Underlying Portfolio which invests in money market instruments. The Portfolio will invest its assets in the following Underlying Portfolios within the strategy ranges (expressed as a percentage of the Portfolio's assets) indicated below:

          UNDERLYING PORTFOLIO                                STRATEGY RANGE
          --------------------                                ----------------

          ISG Limited Duration Income  Portfolio                   40-60%
          ISG Core Income Portfolio                                35-55%
          ISG Prime Money Market Portfolio                          0-30%


                                      * * *

        Each Portfolio may invest, in anticipation of otherwise investing cash positions, directly in money market instruments of the type in which the Prime Money Market Portfolio invests (collectively, "Money Market Instruments"), as described below. See "Description of the Underlying Portfolios--Prime Money Market Portfolio." Under normal market conditions, none of the Portfolios expects to have a substantial portion of its assets invested in Money Market Instruments. However, when the Adviser determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive posture and invest entirely in Money Market Instruments.

                                      * * *

DESCRIPTION OF THE UNDERLYING PORTFOLIOS

        The following is a description of the investment objectives and management policies of the Underlying Portfolios. Additional information regarding the portfolio securities and investment practices of the Underlying Portfolios is set forth under "Appendix" below, the Statement of Additional Information and the prospectus for the relevant Underlying Portfolio.

        ISG CAPITAL GROWTH PORTFOLIO--The Capital Growth Portfolio seeks to provide investors with capital growth. The Capital Growth Portfolio will invest primarily in the equity securities of domestic issuers. The Capital Growth Portfolio, under normal circumstances, will invest primarily in securities of companies with relatively large capitalizations (generally greater than $500 million) that the Adviser believes offer opportunities for capital appreciation and growth of earnings. Market capitalization of a company's stock is its market price per share times the number of shares outstanding. The equity securities in which the Capital Growth Portfolio may invest consist of common stocks, preferred stocks and convertible securities, including those in the form of American Depositary Receipts and Standard & Poor's Depositary Receipts, as well as warrants to purchase such securities. The Capital Growth Portfolio also may invest in debt securities of domestic and foreign issuers when the Adviser believes that such securities offer opportunities on capital growth. The Capital Growth Portfolio may invest up to 10% of the value of its total assets in foreign securities which are not publicly traded in the United States. See "Appendix--Portfolio Securities."

        At least 65% of the value of the Capital Growth Portfolio's total assets invested in debt securities must consist of debt securities which are rated no lower than Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Group ("S&P"), Fitch IBCA, Inc. ("Fitch") or Duff & Phelps Credit Rating Co. ("Duff") or, if unrated, deemed to be of comparable quality by the Adviser. The remainder of such assets may be invested in debt securities which are rated no lower than Ba by Moody's and BB by S&P, Fitch and Duff or, if unrated, deemed to be of comparable quality by the Adviser. Debt securities rated Ba by Moody's and BB by S&P, Fitch and Duff are considered speculative grade debt and the payment of principal and interest may be affected at any time by adverse economic changes. See "Investment Considerations and Risk Factors--Lower Rated Securities" below, and "Appendix" in the Statement of Additional Information.

        The Capital Growth Portfolio may invest, in anticipation of otherwise investing cash positions, in Money Market Instruments. Under normal market conditions, the Portfolio does not expect to have a substantial portion of its assets invested in Money Market Instruments. However, when the Adviser determines that adverse market conditions exist, the Capital Growth Portfolio may adopt a temporary defensive posture and invest entirely in Money Market Instruments. See "Appendix--Certain Portfolio Securities--Money Market Instruments."

        The Capital Growth Portfolio also may engage in various investment techniques such as options and futures transactions and lending portfolio securities, each of which involves risk. For a discussion of these investment techniques and their related risks, see "Investment Considerations and Risk Factors" below, and "Appendix--Investment Techniques." The Capital Growth Portfolio also may invest, to a limited extent, in securities issued by other investment companies which principally invest in securities of the type in which the Portfolio invests.

        ISG DIVIDEND GROWTH PORTFOLIO--The Dividend Growth Portfolio seeks to provide investors with current income and capital appreciation. The Dividend Growth Portfolio will invest primarily in the equity securities of domestic issuers which are expected to provide reasonable income and which may have capital appreciation potential. The Dividend Growth Portfolio will invest at least 65% of the value of its total assets (except when maintaining a temporary defensive position) in dividend-paying equity securities of issuers that the Adviser believes have the capacity to increase dividend payments in the future. Equity securities include common stocks, preferred stocks and securities that are convertible into common stocks. The Dividend Growth Portfolio will invest in the equity securities of issuers believed by the Adviser to be financially sound and which pay above-average dividends. The Adviser intends to take into account factors, including price-earnings ratios, cash flow and relationship of asset value to market price of the securities. Investments may be made in securities of companies of any size depending on the relative attractiveness of the company and the economic sector in which it operates. The Adviser anticipates investing approximately 25% of the Dividend Growth Portfolio's total assets in convertible securities and preferred stock. In all other respects, the Dividend Growth Portfolio's management policies are identical to those of the Capital Growth Portfolio.

        DG EQUITY FUND--The Equity Fund seeks to provide investors with long-term capital appreciation and, as a secondary objective, current income. The Equity Fund will invest at least 70% of the value of its total assets in equity securities of companies with market capitalizations of over $1 billion. The Equity Fund will invest in securities that ParkSouth, the Equity Fund's investment adviser, believes have the potential to provide capital appreciation and current income. The equity securities in which the Equity Fund may invest consist of common stocks, preferred stocks and convertible securities, including depositary receipts, as well as warrants to purchase such securities. The Equity Fund also may invest in debt securities of domestic issuers rated no lower than investment grade (Baa/BBB) by a credit rating agency, such as Moody's, S&P, Fitch or Duff, or, if unrated, deemed to be of comparable quality by ParkSouth. In all other respects, the Equity Fund's management policies are identical to those of the Capital Growth Portfolio.

        DG OPPORTUNITY FUND--The Opportunity Fund seeks to provide investors with capital appreciation. The Opportunity Fund will invest at least 65% of the value of its total assets in equity securities of companies with market capitalizations of less than $1 billion. Womack Asset Management, Inc. ("Womack Management"), the Opportunity Fund's sub-investment adviser, will employ a fundamental growth-oriented approach with technical analysis to select investments for the Opportunity Fund. The Opportunity Fund will invest primarily in the securities of small- to medium-sized domestic issuers, while attempting to maintain volatility and diversification similar to that of the small capitalization sector of the United States equity market. The securities of smaller capitalization companies may be subject to more abrupt or erratic market movements than larger, more established companies, because these securities typically are traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. ParkSouth serves as investment adviser to the Opportunity Fund. In all other respects, the Opportunity Fund's management policies are identical to those of the Capital Growth Portfolio.

        DG INTERNATIONAL EQUITY FUND--The International Equity Fund seeks to provide investors with capital appreciation. The International Equity Fund will invest at least 65% of the value of its total assets in equity securities of non-United States companies (i.e., incorporated or organized outside the United States). The International Equity Fund will invest primarily in equity securities of established companies in economically developed countries that Lazard Asset Management ("Lazard"), the International Equity Fund's sub-investment adviser, considers inexpensively priced relative to the return on total capital or equity. The International Equity Fund also may invest up to 25% of the value of its total assets in equity securities of issuers located, or doing significant business, in emerging markets. The International Equity Fund will engage primarily in a value-oriented search for equity securities before they have attracted wide investor interest. Lazard will attempt to identify undervalued securities through traditional measures of value, including low price to earnings ratio, high yield, unrecognized assets, potential for management change and/or the potential to improve profitability. Lazard's global investment specialists apply both quantitative and qualitative analysis to securities selection. Lazard will focus on individual stock selection (a "bottom-up" approach) rather than on forecasting stock market trends (a "top-down" approach).

        Under normal market conditions, the International Equity Fund will invest at least 80% of the value of its total assets in the equity securities of companies within not less than three different countries (not including the United States). The percentage of the International Equity Fund's assets invested in particular geographic sectors may shift from time to time in accordance with the judgment of ParkSouth, the International Equity Fund's investment adviser, and Lazard. In addition, the International Equity Fund may engage in various investment techniques, such as foreign currency transactions, short-selling and such other investment techniques as the Capital Growth Portfolio may engage in, as described above. For a description of the risks associated with investing in foreign securities, see "Investment Considerations and Risks--Foreign Securities."

        Lazard recognizes that some of the best opportunities are in securities not generally followed by investment professionals. Thus, Lazard relies on its research capability and maintains a dialogue with foreign brokers and with the management of foreign companies in an effort to gather the type of "local knowledge" that it believes is critical to successful investment abroad. To this end, Lazard communicates with its affiliates, Lazard Freres Gestion Banque in Paris, Lazard Asset Management Ltd. in London and Lazard Japan Asset Management K.K. in Tokyo, for information concerning current business trends, as well as for a better understanding of the management of local businesses.

        The International Equity Fund is not required to invest exclusively in common stocks or other equity securities, and, if deemed advisable, it may invest in fixed-income securities and Money Market Instruments. The International Equity Fund will not invest in fixed-income securities rated lower than A by Moody's, S&P, Fitch or Duff, or, if unrated, deemed to be of comparable quality by ParkSouth. In addition, the International Equity Fund may have substantial investments in American and Global Depositary Receipts and in convertible bonds and other convertible securities.

        When, in ParkSouth's or Lazard's judgment, business or financial conditions warrant, the International Equity Fund may assume a temporary defensive position and invest without limit in the equity securities of U.S. companies or Money Market Instruments of the types described in "Appendix--Certain Portfolio Securities--Money Market Instruments" or hold its assets in cash.

        LIMITED DURATION INCOME PORTFOLIO--The Limited Duration Income Portfolio seeks to provide investors with current income without assuming undue risk. The Limited Duration Income Portfolio invests at least 65% of the value of its total assets (except when maintaining a temporary defensive position) in bonds, debentures and other debt instruments. The Limited Duration Income Portfolio invests in a broad range of investment grade, U.S. dollar denominated fixed-income securities of domestic and foreign issuers. These debt securities include bonds, debentures, notes, money market instruments (including foreign bank obligations, such as time deposits, certificates of deposit and bankers' acceptances, commercial paper and other short-term corporate debt obligations, and repurchase agreements), mortgage-related securities (including interest-only and principal-only stripped mortgage-backed securities), asset-backed securities, municipal obligations and convertible debt obligations. The issuers may include foreign corporations, partnerships, trusts or similar entities, and governments or their political subdivisions, agencies or instrumentalities Under normal market conditions, the Limited Duration Income Portfolio will invest in a portfolio of securities that has a duration of under four years.

        The maturity of any single instrument held by the Limited Duration Income Portfolio is not limited. The duration of the Limited Duration Income Portfolio, however, under normal circumstances, will not exceed four years. The Adviser will seek to maintain a duration ranging between one year and four years depending upon market conditions. Under normal circumstances, the dollar-weighted average life of the Limited Duration Income Portfolio's investment securities will be longer than one year and less than five years. As a measure of a fixed-income security's cash flow, duration is an alternative to the concept of "term to maturity" in assessing the price volatility associated with changes in interest rates. Generally, the longer the duration, the more volatility an investor should expect. For example, the market price of a bond with a duration of two years would be expected to decline 2% if interest rates rose 1%. Conversely, the market price of the same bond would be expected to increase 2% if interest rates fell 1%. The market price of a bond with a duration of four years would be expected to increase or decline twice as much as the market price of a bond with a two-year duration. Duration is a way of measuring a security's maturity in terms of the average time required to receive the present value of all interest and principal payments as opposed to its term to maturity. The maturity of a security measures only the time until final payment is due; it does not take account of the pattern of a security's cash flows over time, which would include how cash flow is affected by prepayments and by changes in interest rates. Incorporating a security's yield, coupon interest payments, final maturity and option features into one measure, duration is computed by determining the weighted average maturity of a bond's cash flows, where the present values of the cash flows serve as weights. In computing the duration of the Limited Duration Income Portfolio, the Adviser will estimate the duration of obligations that are subject to prepayment or redemption by the issuer, taking into account the influence of interest rates on prepayments and coupon flows. This method of computing duration is known as option-adjusted duration.

        The securities in which the Limited Duration Income Portfolio will invest will consist only of those which, at the time of purchase, are rated no lower than Baa by Moody's or BBB by S&P, Fitch or Duff, or, if unrated, deemed to be of comparable quality by the Adviser. Obligations rated BBB by S&P and Fitch and Baa by Moody's are considered investment grade obligations; those rated BBB by S&P and Fitch are regarded as having an adequate capacity to pay principal and interest, while those rated Baa by Moody's are considered medium grade obligations which lack outstanding investment characteristics and have speculative characteristics. See "Investment Considerations and Risk Factors--Fixed-Income Securities" below, and "Appendix" in the Statement of Additional Information.

        When management believes it advisable for temporary defensive purposes, the Limited Duration Income Portfolio may invest in Money Market Instruments.

        The Limited Duration Income Portfolio also may lend securities from its portfolio as described under "Appendix--Investment Techniques--Lending Portfolio Securities." The Limited Duration Income Portfolio also may invest, to a limited extent, in securities issued by other investment companies which principally invest in securities of the type in which the Limited Duration Income Portfolio invests.

        CORE INCOME PORTFOLIO--The Core Income Portfolio seeks to provide investors with current income without assuming undue risk. The Core Income Portfolio's management policies are identical to those of the Limited Duration Income Portfolio, except that, under normal market conditions, the Core Income Portfolio will invest in a portfolio of securities that has an effective duration of 50% to 150% of that of the Merrill Lynch Corporate Government Master Index. For a discussion of duration, see "Limited Duration Income Portfolio" above. The Adviser serves as investment adviser to the Core Income Portfolio.

        The Merrill Lynch Corporate Government Master Index is comprised of government and investment grade corporate fixed-rate couponbearing securities with an outstanding par value of $25 million or more, with maturities equal to or greater than one year. As of December 31, 1997, the securities comprising the Merrill Lynch Corporate Government Master Index had an effective duration of approximately 5.246 years.

        PRIME MONEY MARKET PORTFOLIO--The Prime Money Market Portfolio seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Prime Money Market Portfolio will invest in U.S. dollar denominated short-term money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, loan participation agreements, guaranteed investment contracts, municipal obligations, repurchase agreements, asset-backed securities, and high quality domestic and foreign commercial paper and other high quality short-term corporate obligations, such as floating or variable rate U.S. dollar denominated demand notes and bonds. The Prime Money Market Portfolio will invest in U.S. dollar denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities. The Prime Money Market Portfolio will not invest more than 35% of the value of its total assets in foreign securities. Securities in which the Prime Money Market Portfolio will invest may not earn as high a level of current income as long-term or lower quality securities which generally have less liquidity, greater market risk and more fluctuation in market value. See "Appendix--Portfolio Securities." The Prime Money Market Portfolio also may lend its portfolio securities, enter into reverse repurchase agreements and purchase restricted securities pursuant to Rule 144A under the Securities Act of 1933, as amended. See "Appendix--Investment Practices." During normal market conditions, at least 25% of the Prime Money Market Portfolio's total assets will be invested in domestic and/or foreign bank obligations. See "Investment Considerations and Risk Factors--Bank Securities" below. The Adviser serves as investment adviser to the Prime Money Market Portfolio.

        The Prime Money Market Portfolio seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. To do so, the Prime Money Market Portfolio uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the 1940 Act, which includes various maturity, quality and diversification requirements, certain of which are summarized below.

        In accordance with Rule 2a-7, the Prime Money Market Portfolio is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less and invest only in U.S. dollar denominated securities determined in accordance with procedures established by the Fund's Board of Directors to present minimal credit risks and which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations ("NRSRO") (or one NRSRO if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Fund's Board of Directors. The NRSROs currently rating instruments of the type the Prime Money Market Portfolio may purchase are Moody's, S&P, Duff, Fitch and Thomson BankWatch, Inc. and their rating criteria are described in the "Appendix" to the Statement of Additional Information. For further information regarding the amortized cost method of valuing securities, see "Determination of Net Asset Value" in the Statement of Additional Information. There can be no assurance that the Prime Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

INVESTMENT CONSIDERATIONS AND RISK FACTORS

        GENERAL--Each Portfolio's investments are concentrated in the Underlying Portfolios, so each Portfolio's investment performance is directly related to the performance of the Underlying Portfolios in which it invests. Each Portfolio's net asset value will fluctuate with changes in the securities markets and the value of the Underlying Portfolios in which it invests. In addition, since each Portfolio must allocate its investments among the Underlying Portfolios, none of the Portfolios has the same flexibility to invest as a mutual fund without such constraints.

        Before selecting a Portfolio in which to invest, the investor should assess the risks associated with the Underlying Portfolios in which the Portfolio invests. Investors should consider each Portfolio as a supplement to an overall investment program and should invest only if they are willing to undertake the risks involved.

        INVESTMENT TECHNIQUES AND PORTFOLIO TURNOVER RATES--The net asset value per share of each Portfolio will fluctuate in response to changes in the share price of one or more Underlying Portfolios, which are permitted to engage in a wide range of investment techniques. See "Appendix--Investment Techniques." Using these techniques may produce higher than normal portfolio turnover for an Underlying Portfolio and ultimately may affect the degree to which the Portfolio's net asset value fluctuates.

        Portfolio turnover among the Underlying Portfolios may vary from year to year, as well as within a year. No Underlying Portfolio will consider portfolio turnover to be a limiting factor in making investment decisions. Under normal market conditions, the portfolio turnover rate for the current fiscal year is anticipated to exceed 100% for the Capital Growth Portfolio, Opportunity Fund, and International Equity Fund, and is anticipated to be less than 100% for the Dividend Growth Portfolio, Equity Fund, Limited Duration Income Portfolio and Core Income Portfolio. The portfolio turnover rate for the current fiscal year is anticipated to be less than 100% for each Portfolio. A portfolio turnover rate of 100% is equivalent to the Portfolio buying and selling all of the securities in its portfolio once in the course of a year. Higher portfolio turnover rates are likely to result in comparatively greater brokerage commissions or transaction costs. In addition, short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income. The Prime Money Market Portfolio will have a high portfolio turnover, but that should not adversely affect the Prime Money Market Portfolio since it usually does not pay brokerage commissions when it purchases short-term debt obligations.

        EQUITY SECURITIES--(Capital Growth Portfolio, Dividend Growth Portfolio, Equity Fund, Opportunity Fund and International Equity Fund) Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Changes in the value of investment securities will result in changes in the value of the Underlying Portfolio's shares and thus its total return to investors.

        Stocks that emphasize particular investment characteristics, such as "value" or "growth," may fluctuate independently from the broad stock market as represented by the S&P 500 Index, and may demonstrate greater volatility over short or extended periods relative to the broad market.

        The securities of smaller capitalization companies may be more volatile than, and may fluctuate independently of, broad stock market indexes such as the S&P 500. Smaller capitalization companies often have limited product lines, markets or financial resources. They may be dependent on management for one or a few key persons, and can be more susceptible to losses and the risk of bankruptcy. In addition, securities of the small capitalization sector may be thinly traded (and therefore have to be sold at a discount from current market prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, and thus may create a greater chance of loss than by investing in securities of larger capitalization companies.

        FIXED-INCOME SECURITIES--(All Underlying Portfolios) Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations.

        The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a security purchased by a Portfolio has been adversely changed, such Portfolio will consider all circumstances deemed relevant in determining whether to continue to hold the security. With respect to the Limited Duration Income Portfolio and Core Income Portfolio, not more than 10% of the value of either of these Underlying Portfolios' total assets may consist of securities which have been downgraded below investment grade by Moody's, S&P and Fitch. Certain securities purchased by an Underlying Portfolio, such as those rated Baa by Moody's and BBB by S&P, Fitch and Duff, may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. See "Appendix--Portfolio Securities--Ratings" below, and "Appendix" in the Statement of Additional Information.

        Mortgage-related securities in which the Capital Growth Portfolio, Dividend Growth Portfolio, Limited Duration Income Portfolio and Core Income Portfolio may invest are complex derivative instruments, subject to both credit and prepayment risk, and may be more volatile and less liquid than more traditional debt securities. Some mortgage-related securities have structures that make their reactions to interest rate changes and other factors difficult to predict, making their value highly volatile. No assurance can be given as to the liquidity of the market for certain mortgage-backed securities, such as collateralized mortgage obligations and stripped mortgage-backed securities. Determination as to the liquidity of interest-only and principal-only fixed mortgage-backed securities issued by the U.S. Government or its agencies and instrumentalities will be made in accordance with guidelines established by the Fund's Board of Directors. In accordance with such guidelines, the Portfolio's adviser will monitor investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. The Fund intends to treat other stripped mortgage-backed securities as illiquid securities. See "Appendix--Portfolio Securities--Mortgage-Related Securities" and "--Illiquid Securities."

        Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. An Underlying Portfolio investing in such securities may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

        INVESTING IN FOREIGN SECURITIES--(Capital Growth Portfolio, Dividend Growth Portfolio, International Equity Fund, Limited Duration Income Portfolio, Core Income Portfolio, and, to a limited extent, Equity Fund, and Prime Money Market Portfolio) Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

        Because evidences of ownership of such securities usually are held outside the United States, an Underlying Portfolio's investment in foreign securities will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions that might adversely affect or restrict the payment of principal, interest and dividends on the foreign securities to investors located outside the country of the issuers, whether from currency blockage or otherwise.

        Emerging market countries have economic structures that generally are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies; however, such markets may provide higher rates of return to investors. Many emerging market countries providing investment opportunities for the International Equity Fund have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

        Since foreign securities may be purchased by the Capital Growth Portfolio, Dividend Growth Portfolio and International Equity Fund with and be payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. Some currency exchange costs may be incurred when the Underlying Portfolio changes investments from one country to another.

         USE OF DERIVATIVES--Each Underlying Portfolio, other than the Prime Money Market Portfolio, may invest in, or enter into, derivatives ("Derivatives"). These are financial instruments which derive their performance, at least in part, from the performance of an underlying asset, index or interest rate. The Derivatives an Underlying Portfolio may use include, with respect to the Capital Growth Portfolio, Dividend Growth Portfolio, Equity Fund, Opportunity Fund, International Equity Fund, options and futures, and, with respect to the Capital Growth Portfolio, Dividend Growth Portfolio, Limited Duration Income Portfolio and Core Income Portfolio, mortgage-related securities and asset-backed securities. While Derivatives can be used effectively in furtherance of the Underlying Portfolio's investment objective, under certain market conditions, they can increase the volatility of the Underlying Portfolio's net asset value, decrease the liquidity of the Underlying Portfolio's investments and make more difficult the accurate pricing of the Underlying Portfolio's investments.

        LOWER RATED SECURITIES--(Capital Growth Portfolio and Dividend Growth Portfolio) The Capital Growth Portfolio and Dividend Growth Portfolio may invest, to a limited extent, in higher yielding (and, therefore, higher risk) debt securities rated Ba by Moody's or BB by S&P, Fitch or Duff (commonly known as junk bonds). They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. The retail secondary market for these securities may be less liquid than that of higher rated securities; adverse conditions could make it difficult at times for the Underlying Portfolio to sell certain securities or could result in lower prices than those used in calculating the Underlying Portfolio's net asset value. See "Appendix--Portfolio Securities-- Ratings."

        BANK SECURITIES--(Prime Money Market Portfolio only) To the extent the Prime Money Market Portfolio's investments are concentrated in the banking industry, it will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Prime Money Market Portfolio's shares will be affected by economic or regulatory developments in or related to the banking industry, and competition within the banking industry as well as with other types of financial institutions. The Prime Money Market Portfolio, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of high quality.

        NON-DIVERSIFIED STATUS--(Each Portfolio, and Capital Growth Portfolio, Dividend Growth Portfolio, International Equity Fund, Limited Duration Income Portfolio and Core Income Portfolio) Each of the Portfolios and Capital Growth Portfolio, Dividend Growth Portfolio, International Equity Fund, Limited Duration Income Portfolio and Core Income Portfolio is classified as a "non-diversified" investment company, which means that the proportion of the Portfolio's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. A "diversified" investment company is required by the 1940 Act generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer. Since a relatively high percentage of a non-diversified Underlying Portfolio's assets may be invested in the securities of a limited number of issuers, some of which may be within the same industry, such Underlying Portfolio's investments may be more sensitive to changes in the market value of a single issuer or industry. However, to meet Federal tax requirements, at the close of each quarter no Underlying Portfolio may have more than 25% of its total assets invested in any one issuer and, with respect to 50% of total assets, more than 5% of its total assets invested in any one issuer. These limitations do not apply to U.S. Government securities or the securities of other regulated investment companies.

        SIMULTANEOUS INVESTMENTS--Investment decisions for each Underlying Portfolio are made independently from those of the other investment companies, investment advisory accounts, custodial accounts, individual trust accounts and commingled funds that may be advised by the Underlying Portfolio's adviser or, if applicable, sub-investment adviser. However, if such other investment companies or managed accounts desire to invest in, or dispose of, the same securities as the Underlying Portfolio, available investments or opportunities for sales will be allocated equitably to each of them. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by an Underlying Portfolio or the price paid or received by an Underlying Portfolio.

                          MANAGEMENT OF THE PORTFOLIOS

BOARD OF DIRECTORS

        The business affairs of the Fund are managed under the general supervision of its Board of Directors. The Statement of Additional Information contains the name and general business experience of each Director.

INVESTMENT ADVISER

        First American National Bank, located at First American Center, 315 Deaderick Street, Nashville, Tennessee 37237, serves as each Portfolio's investment adviser. The Adviser is a wholly-owned subsidiary of First American Corporation, a registered bank holding company having assets as of May 1, 1998 of approximately $18 billion. On April 30, 1998, Deposit Guaranty Corp., located in Jackson, Mississippi, merged with First American Corporation. First American National Bank and its affiliates, including Deposit Guaranty National Bank, provide personal trust, estate, employee benefit trust, corporate trust and custody services to over 7,000 accounts and investment advisory services. The Adviser, and its affiliates, as of May 1, 1998, had approximately $11 billion under trust and approximately $6 billion under management.

        The Adviser and its affiliates deal, trade and invest for their own accounts and for the accounts of clients which they manage in the types of securities in which the Underlying Portfolios may invest and may have deposit, loan and commercial banking relationships with the issuers of securities purchased by an Underlying Portfolio. The Adviser has informed the Fund that in making its investment decisions it does not obtain or use material inside information in its or its affiliates' possession. The Adviser also provides research services for the Portfolios and Underlying Portfolios through a professional staff of portfolio managers and securities analysts. All activities of the Adviser are conducted by persons who are also officers of one or more of the Adviser's affiliates.

        The Adviser also is responsible for the selection of brokers to effect securities transactions and the negotiation of brokerage commissions, if any. Purchases and sale of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Brokerage commissions may be paid to affiliates of the Adviser for executing securities transactions if the use of such affiliates is likely to result in price and execution at least as favorable as those of other qualified brokers. The allocation of brokerage transactions also may take into account a broker's sales of Fund shares. See "Portfolio Transactions" in the Statement of Additional Information.

        The Adviser supervises and assists in the overall management of each Portfolio's affairs under an Investment Advisory Agreement between the Adviser and the Fund, subject to the authority of the Fund's Board of Directors in accordance with Maryland law. Investment decisions for each Portfolio are made by a team of the Adviser's portfolio managers, and no person is primarily responsible for making recommendations to the team.

        Under the terms of the Investment Advisory Agreement, the Fund has agreed to pay the Adviser a monthly fee at the annual rate set forth below as a percentage of the relevant Portfolio's average daily net assets.

                                                             ANNUAL RATE OF
                                                                INVESTMENT
          NAME OF PORTFOLIO                                ADVISORY FEE PAYABLE
          -----------------                                --------------------

          Aggressive Growth Portfolio                             .__%
          Growth Portfolio                                        .__%
          Growth & Income Portfolio                               .__%
          Moderate Growth & Income Portfolio                      .__%
          Current Income Portfolio                                .__%

        From time to time, the Adviser may waive receipt of its fees and/or voluntarily assume certain expenses of a Portfolio, which would have the effect of lowering the overall expense ratio of that Portfolio and increasing yield to its investors. The Portfolio will not pay the Adviser at a later time for any amounts it may waive, nor will the Portfolio reimburse the Adviser for any amounts it may assume.

ADMINISTRATOR AND DISTRIBUTOR

        BISYS Fund Services Limited Partnership, located at 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as each Portfolio's administrator and distributor. BISYS currently provides administrative services or sub-administrative services to, and distributes the shares of, other investment companies with over $200 billion in assets. BISYS is a wholly-owned subsidiary of The BISYS Group, Inc.

        Under its Administration Agreement with the Fund, BISYS generally assists in all aspects of the Fund's operations, other than providing investment advice, subject to the overall authority of the Fund's Board of Directors in accordance with Maryland law. In connection therewith, BISYS provides the Fund with office facilities, personnel, and certain clerical and bookkeeping services (e.g., preparation of reports to shareholders and the Securities and Exchange Commission and filing of Federal, state and local income tax returns) that are not being furnished by The Bank of New York, the Fund's Custodian.

        Under the terms of the Administration Agreement, the Fund has agreed to pay BISYS a monthly fee at the annual rate of .__% of the value of each Portfolio's average daily net assets.

        BISYS, as distributor, makes a continuous offering of each Portfolio's shares and bears the costs and expenses of printing and distributing to prospective investors copies of any prospectuses, statements of additional information and annual and interim reports of each Portfolio (after such items have been prepared and set in type by the Fund) which are used in connection with the offering of shares, and the costs and expenses of preparing, printing and distributing any other literature used by BISYS in connection with the offering of such Portfolio's shares for sale to the public.

DISTRIBUTION PLAN

        Under a plan adopted by the Fund's Board of Directors pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plan"), each Portfolio pays BISYS for advertising, marketing and distributing Class A Shares and Class B Shares at an annual rate of .25% of the value of the average daily net assets represented by Class A Shares and .75% of the value of the average daily net assets represented by Class B Shares. Under the Distribution Plan, BISYS may make payments to certain financial institutions, securities dealers and other industry professionals that have entered into agreements with BISYS ("Service Organizations") in respect of these services. BISYS determines the amounts to be paid to Service Organizations. Service Organizations receive such fees in respect of the average daily value of Class A Shares or Class B Shares owned by their clients. From time to time, BISYS may defer or waive receipt of fees under the Distribution Plan while retaining the ability to be paid by the Fund under the Distribution Plan thereafter. The fees payable to BISYS under the Distribution Plan for advertising, marketing and distributing are payable without regard to actual expenses incurred.

SHAREHOLDER SERVICES PLAN

        Under a shareholder services plan adopted by the Fund's Board of Directors (the "Shareholder Services Plan"), each Portfolio pays BISYS for the provision of certain services at an annual rate of .15% of the value of the average daily net assets represented by Trust Shares and Class A Shares and at an annual rate of .25% of the value of the average daily net assets represented by Class B Shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding a Portfolio and providing reports and other information, and services related to the maintenance of such shareholder accounts. The fee payable for such services is intended to be a "service fee" as defined in the NASD Conduct Rules. Under the Shareholder Services Plan, BISYS may make payments to certain Service Organizations in respect of these services. BISYS determines the amounts to be paid to Service Organizations. Service Organizations receive such fees in respect of the average daily value of the relevant Class of shares owned by their clients. From time to time, BISYS may defer or waive receipt of fees under the Shareholder Services Plan while retaining the ability to be paid by the Fund under the Plan thereafter. The fees payable to BISYS under the Shareholder Services Plan are payable without regard to actual expenses incurred.

CUSTODIAN AND TRANSFER AGENT

        The Bank of New York, 90 Washington Street, New York, New York 10286, is the Portfolio's Custodian. BISYS Fund Services Ohio, Inc., an affiliate of BISYS, located at 3435 Stelzer Road, Columbus, Ohio 43219-3035, is the Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent").

EXPENSES

        All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by others. The expenses borne by the Fund include: organizational costs, taxes, interest, brokerage fees and commissions, if any, fees of Directors who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Adviser, BISYS, any sub-investment adviser, or any of their affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory and administration fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, auditing and legal expenses, costs of maintaining corporate existence, costs of independent pricing services, costs of calculating the net asset value of each Portfolio's shares, costs of shareholders' reports and corporate meetings, costs of preparing and printing certain prospectuses and statements of additional information, and any extraordinary expenses. Expenses attributable to a particular Portfolio are charged against the assets of that Portfolio; other expenses of the Fund are allocated among the portfolios on the basis determined by the Board of Directors, including, but not limited to, proportionately in relation to the net assets of each portfolio.

                                HOW TO BUY SHARES

ALTERNATIVE PURCHASE METHODS

        This Prospectus offers investors three methods of purchasing Portfolio shares. Orders for purchases of Trust Shares, however, may be placed only for certain eligible investors as described below. An investor who is not eligible to purchase Trust Shares may choose from Class A Shares and Class B Shares the Class of shares that best suits the investor's needs, given the amount of purchase, the length of time the investor expects to hold the shares and any other relevant circumstances. Each Class A, Class B and Trust Share represents an identical pro rata interest in a Portfolio's investment portfolio.

        Class A Shares are sold at net asset value per share plus, for each Portfolio an initial sales charge imposed at the time of purchase, which may be reduced or waived for certain purchases, as described below.

        Class B Shares are sold at net asset value per share with no initial sales charge at the time of purchase; as a result, the entire purchase price is immediately invested in the Portfolio. Class B Shares are subject to a contingent deferred sales charge ("CDSC"), which is assessed only if Class B Shares are redeemed within six years of purchase. Approximately seven years after the date of purchase, Class B Shares automatically will convert to Class A Shares, based on the relative net asset values for shares of each such Class. See "How to Redeem Shares--Class B Shares."

        Trust Shares are sold at net asset value with no sales charge. Trust Shares are sold exclusively to clients of the Adviser for their qualified trust, custody and/or agency accounts and to clients of the Adviser's affiliated and correspondent banks and certain other affiliated and non-affiliated institutions for their similar accounts maintained at such affiliates or institutions. These accounts are referred to herein as "Fiduciary Accounts."

        Class B Shares will receive lower per share dividends and at any given time the performance of Class B should be expected to be lower than for shares of each other Class because of the higher expenses borne by Class B. Similarly, Class A Shares will receive lower per share dividends and the performance of Class A should be expected to be lower than Trust Shares because of the higher expenses borne by Class A. See "Fee Table."

        An investor who is not eligible to purchase Trust Shares should consider whether, during the anticipated life of the investor's investment in the Portfolio, the accumulated distribution and service fees and CDSC on Class B Shares prior to conversion would be less than the initial sales charge, if any, on Class A Shares purchased at the same time, and to what extent, if any, such differential would be offset by the return of Class A. Additionally, investors qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A Shares because the accumulated continuing distribution fees on Class B Shares may exceed the initial sales charge on Class A Shares during the life of the investment.

GENERAL PURCHASE INFORMATION

        Class A Shares and Class B Shares may be purchased through a number of institutions, including the Adviser and its affiliates, Service Organizations, and directly from BISYS. Orders for purchases of Trust Shares may be placed only for clients of the Adviser, its affiliated and correspondent banks and other affiliated and non-affiliated institutions (collectively, "Institutions") for their Fiduciary Accounts maintained at such Institutions. When purchasing Portfolio shares, you must specify the Portfolio and Class of shares being purchased. The Adviser, its affiliates and Service Organizations may receive different levels of compensation for selling different Classes of Portfolio shares. Stock certificates will not be issued. The Fund reserves the right to reject any purchase order in whole or in part, including purchases made with foreign checks and third party checks not originally made payable to the order of the investor.

        The minimum initial investment for Trust Shares of each Portfolio is $100,000, with no subsequent minimum investment. The Institution through which Trust Shares are purchased may impose initial or subsequent investment minimums which are higher or lower than those specified above and may impose different minimums for different types of accounts or purchase arrangements.

        Investors may purchase Trust Shares through procedures established by their Institution and an investor should contact such entity directly for appropriate instructions, as well as for information about conditions pertaining to the account and any related fees. The investor's Institution will transmit an investor's payment to the Fund and will supply the Fund with the required information. It is the Institution's responsibility to transmit the order properly on a timely basis.

        The minimum initial investment for Class A Shares or Class B Shares of each Portfolio is $1,000, and subsequent investments must be at least $100. The minimum initial investment is $100 for IRAs, and subsequent investments for IRAs must be at least $50. For full-time or part-time employees of the Adviser or any of its affiliates, the minimum initial investment is $500, and subsequent investments must be at least $50. For full-time or part-time employees of the Adviser or any of its affiliates who elect to have a portion of their pay directly deposited into their ISG Fund accounts, the minimum initial or subsequent investment must be at least $25. The Adviser, its affiliates and Service Organizations may impose initial or subsequent investment minimums which are higher or lower than those specified above and may impose different minimums for different types of accounts or purchase arrangements. In addition, purchases of shares made in connection with certain shareholder privileges may have different minimum investment requirements. See "Shareholder Privileges."

        You may purchase Class A Shares or Class B Shares by check or wire, or through TeleTrade. Investors purchasing shares through the Adviser, its affiliates or Service Organizations should contact such entity directly for appropriate instructions, as well as for information about conditions pertaining to the account and any related fees.

        For written orders for Class A Shares or Class B Shares, you may send your initial or subsequent purchase order, together with the Fund's Account Application for initial orders and your check or money order payable to: The ISG Funds (Portfolio Name), to The ISG Funds, c/o BISYS Fund Services, Inc., Department L-1686, Columbus, Ohio 43260-1686. For subsequent investments, your Fund account number should appear on the check or money order. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. A charge will be imposed if a check used for investment in your account does not clear.

        For wire orders for Class A Shares or Class B Shares, you must call the Transfer Agent at 1-800-852-0045. If a subsequent payment is being made, your Fund account number should be included. Information on remitting funds in this manner, including any related fees, may be obtained from your bank.

        Subsequent investments also may be made by electronic transfer of funds from an account maintained in a bank or other domestic financial institution that is an Automated Clearing House member. For information on purchasing shares through the Automated Clearing House, you must call the Transfer Agent at 1-800-852-0045.

        Management understands that the Adviser, its affiliates and some Service Organizations may impose certain conditions on their clients which are different from those described in this Prospectus, and, to the extent permitted by applicable regulatory authority, may charge their clients a direct fee for effecting transactions in Portfolio shares. You should consult the Adviser, its affiliates or your Service Organization in this regard.

        The Fund determines net asset value per share for each Portfolio as of the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each business day (which, as used herein, shall include each day the New York Stock Exchange is open for business, except Columbus Day and Veterans' Day), except on days where there are not sufficient changes in the value of a Portfolio's investment securities to materially affect the Portfolio's net asset value and no purchase orders or redemption requests have been received. The New York Stock Exchange currently is closed on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per share of each class is computed by dividing the value of the Portfolio's net assets attributable to such class (i.e., the value of its assets less liabilities) by the total number of Portfolio shares of such class outstanding. Each Portfolio's investments are valued each business day generally by using available market quotations or at fair value which may be determined by one or more pricing services approved by the Board of Directors. Each pricing service's procedures are reviewed under the general supervision of the Board of Directors. For further information regarding the methods employed in valuing the Portfolios' investments, see "Determination of Net Asset Value" in the Statement of Additional Information.

        Federal regulations require that an investor provide a certified Tax Identification Number ("TIN") upon opening or reopening an account. See "Dividends, Distributions and Taxes" and the Fund's Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject the investor to a $50 penalty imposed by the Internal Revenue Service ("IRS").

TERMS OF PURCHASE

        Portfolio shares are sold on a continuous basis at the public offering price (i.e., net asset value plus the applicable sales load, if any, set forth below) per share next determined after an order in proper form is received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund. Orders for the purchase of Class A or Class B Shares received by dealers by the close of trading on the floor of the New York Stock Exchange on any business day and transmitted to the Transfer Agent by the close of its business day (normally 5:15 p.m., Eastern time) will be based on the public offering price per share determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, the orders will be based on the next determined public offering price. It is the dealer's responsibility to transmit orders so that they will be received by the Transfer Agent before the close of its business day.

        TELETRADE--CLASS A AND CLASS B SHARES ONLY--You may purchase Class A or Class B Shares (minimum purchase $500, maximum $50,000 per transaction) by telephone for an existing Fund account if you have checked the appropriate box and supplied the necessary information on the Account Application. The proceeds will be transferred between the bank account designated on the Account Application and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House member may be so designated. TeleTrade purchases are effected at the net asset value (plus the applicable sales load) next determined after receipt of an order in proper form by the Transfer Agent. TeleTrade may not be available to certain clients of the Adviser, its affiliates and certain Service Organizations. The Fund may modify or terminate TeleTrade at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated. If you have selected TeleTrade, you may request such a purchase of shares by telephoning the Transfer Agent at 1-800-852-0045.

PURCHASE PRICE

        CLASS A SHARES--The public offering price of Class A Shares of the Aggressive Growth Portfolio, Growth Portfolio, Growth & Income Portfolio and Moderate Growth & Income Portfolio is the net asset value per share of that Class, plus a sales load shown below:

                               TOTAL SALES LOAD
                      ---------------------------------
                                                           DEALERS' REALLOWANCE
 AMOUNT OF              AS A % OF       AS A % OF NET       AS A % OF OFFERING
TRANSACTION            OFFERING PRICE    ASSET VALUE              PRICE
-----------            --------------   -------------      --------------------

Less than $50,000.....     4.75%            4.99%                  4.28%
$50,000 to less than
     $100,000.........     4.00%            4.17%                  3.60%
$100,000 to less than
     $250,000.........     3.25%            3.36%                  2.93%
$250,000 to less than
     $500,000.........     2.50%            2.56%                  2.25%
$500,000 to less than
     $1,000,000.......     1.75%            1.78%                  1.58%
$1,000,000 or more....      -0-              -0-                    -0-

The public offering price of Class A Shares of the Current Income Portfolio is the net asset value per share of that Class, plus a sales load as shown below:

                              TOTAL SALES LOAD
                        ------------------------------
                         AS A % OF       AS A % OF        DEALERS' REALLOWANCE
AMOUNT OF                OFFERING        NET ASSET         AS A % OF OFFERING
TRANSACTION                PRICE           VALUE                  PRICE
-----------------       -----------     --------------   ----------------------

Less than $50,000......    3.00%           3.09%               2.70%
$50,000 to less than
    $100,000...........    2.50%           2.56%               2.25%
$100,000 to less than
    $250,000...........    2.00%           2.04%               1.80%
$250,000 to less than
    $500,000...........    1.50%           1.52%               1.35%
$500,000 to less than
    $1,000,000.........    1.00%           1.01%               0.90%
$1,000,000 or more.....     -0-             -0-                 -0-

        A CDSC of 1% will be assessed at the time of redemption of Class A Shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year after purchase. BISYS may pay Service Organizations an amount up to 1% of the net asset value of Class A Shares purchased by their clients that are subject to a CDSC. The terms contained in the section of the Prospectus entitled "How to Redeem Shares--Contingent Deferred Sales Charge" (other than the amount of the CDSC and time periods) are applicable to the Class A Shares subject to a CDSC. Letter of Intent and Right of Accumulation apply to such purchases of Class A Shares.

        The dealer reallowance may be changed from time to time but will remain the same for all dealers. From time to time, BISYS may make or allow additional payments or promotional incentives in the form of cash or other compensation to dealers that sell Portfolio shares. Such compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Portfolios, and/or other dealer-sponsored special events. Compensation may include payment for travel expenses, including lodging, to various locations for meetings or seminars of a business nature. Compensation also may include the following types of non-cash compensation offered through promotional contests:
(1) travel and lodging at vacation locations; (2) tickets for entertainment events; and (3) merchandise. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of Portfolio shares. None of the aforementioned compensation is paid for by the Fund, any Portfolio or its shareholders.

        NO SALES LOAD--CLASS A SHARES--Class A Shares will be offered at net asset value without a sales load to registered representatives of NASD member firms which have entered into an agreement with BISYS pertaining to the sale of Portfolio shares, full-time employees of the Adviser or BISYS, their spouses and minor children, current and retired directors of the Adviser or Deposit Guaranty National Bank or any of their affiliates, and accounts opened by a bank, trust company or thrift institution which is acting as a fiduciary and has entered into an agreement with BISYS pertaining to the sale of Portfolio shares, provided that they have furnished BISYS appropriate notification of such status at the time of the investment and with such information as BISYS may request from time to time in order to verify eligibility for this privilege. This privilege also applies to the Fund's Directors, fee-based financial planners and registered investment advisers not affiliated with or clearing purchases through full service broker/dealers, investment advisers regulated by Federal or state governmental authority when such investment advisers purchase shares for their own accounts or for accounts for which they are authorized to make investment decisions (i.e., discretionary accounts), asset allocation programs offered by the Adviser for its clients, and corporate/business retirement plans (such as 401(k), 403(b)(7), 457 and Keogh plans) sponsored by the Adviser, BISYS or their affiliates or subsidiaries or pursuant to a payroll deduction system which makes direct investments in a Portfolio by means of electronic data transmission in a form acceptable to the Fund. The sales load is not charged on shares acquired through the reinvestment of dividends or distributions or pursuant to the Directed Distribution Plan or Reinstatement Privilege, described below.

        RIGHT OF ACCUMULATION--CLASS A SHARES--Reduced sales loads apply to any purchase of Class A Shares by you and any related "purchaser" as defined in the Statement of Additional Information, where the aggregate investment in Class A Shares among any of the Portfolios offered with a sales load, including such purchase, is $50,000 or more. If, for example, you previously purchased and still hold Class A Shares of the Current Income Portfolio, with an aggregate current market value of $40,000 and subsequently purchase Class A Shares of the Current Income Portfolio having a current value of $20,000, the sales load applicable to the subsequent purchase would be reduced to 2.50% of the offering price (2.56% of the net asset value). Class A Shares of the other Portfolios are subject to different sales load schedules, as described above under "Purchase Price--Class A Shares." All present holdings of Class A Shares may be combined to determine the current offering price of the aggregate investment in ascertaining the sales load applicable to each subsequent purchase. To qualify for reduced sales loads, at the time of a purchase an investor or his Service Organization must notify the Transfer Agent. The reduced sales load is subject to confirmation of an investor's holdings through a check of appropriate records.

        CLASS B SHARES--The public offering price for Class B Shares is the net asset value per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on certain redemptions of Class B Shares as described under "How to Redeem Shares." BISYS compensates certain Service Organizations for selling Class B Shares at the time of purchase from BISYS' own assets. The proceeds of the CDSC and the distribution fee, in part, are used to defray these expenses.

        TRUST SHARES--The public offering price for Trust Shares is the net asset value per share of that Class.

                              HOW TO REDEEM SHARES

GENERAL

        An investor who has purchased Class A or Class B Shares through an account with the Adviser, its affiliates or a Service Organization, or Trust Shares through a Fiduciary Account, must redeem shares by following instructions pertaining to such account. With respect to Class A and Class B Shares, if such investor also is the shareholder of record of the account on the books of the Transfer Agent, the investor may redeem shares as described below under "Procedures." Such investors wishing to use the other redemption methods described below must arrange with the Adviser, its affiliates or the Service Organization for delivery of the required application(s), to the Transfer Agent. It is the responsibility of the Adviser, its affiliates, or the Service Organization, as the case may be, to transmit the redemption order to the Transfer Agent and credit the investor's account with the redemption proceeds on a timely basis. Other investors may redeem all or part of their Class A or Class B Shares in accordance with the procedures described below.

        When a request is received in proper form by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund, the Fund will redeem the shares at the next determined net asset value as described below. If you hold Portfolio shares of more than one Class, any request for redemption must specify the Class of shares being redeemed. If you fail to specify the Class of shares to be redeemed or if you own fewer shares of the Class than specified to be redeemed, the redemption request may be delayed until the Transfer Agent receives further instructions from you or your Service Organization. The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission. HOWEVER, IF YOU HAVE PURCHASED SHARES BY CHECK OR BY TELETRADE AND SUBSEQUENTLY SUBMIT A REDEMPTION REQUEST BY MAIL, THE REDEMPTION PROCEEDS WILL NOT BE TRANSMITTED TO YOU UNTIL BANK CLEARANCE OF THE CHECK OR TELETRADE PAYMENT USED FOR INVESTMENT WHICH MAY TAKE UP TO SEVEN BUSINESS DAYS. THE FUND WILL NOT TRANSMIT REDEMPTION PROCEEDS PURSUANT TO A REQUEST TO REDEEM SHARES BY WIRE FOR A PERIOD OF UP TO SEVEN BUSINESS DAYS AFTER RECEIPT BY THE TRANSFER AGENT OF THE PURCHASE CHECK OR TELETRADE ORDER AGAINST WHICH SUCH REDEMPTION IS REQUESTED. THIS PROCEDURE DOES NOT APPLY TO SHARES PURCHASED BY WIRE PAYMENT.

        The Fund imposes no charges when shares are redeemed. Class B Shares and, in certain cases, Class A Shares, however, are subject to a CDSC. The Adviser, its affiliates, Service Organizations and Institutions may charge their clients a fee for effecting redemptions of Portfolio shares. The value of Portfolio shares redeemed may be more or less than their original cost, depending upon the Portfolio's then-current net asset value.

        The Fund reserves the right to redeem an investor's account at its option upon not less than 45 days' written notice if the net asset value of the investor's account is $500 or less, for reasons other than market conditions, and remains so during the notice period.

CONTINGENT DEFERRED SALES CHARGE

        CLASS B SHARES--A CDSC payable to BISYS, as the Fund's distributor, is imposed on any redemption of Class B Shares which reduces the current net asset value of the investor's Class B Shares to an amount which is lower than the dollar amount of all payments by the investor for the purchase of Class B Shares of the relevant Portfolio held by the investor at the time of redemption. No CDSC will be imposed to the extent that the net asset value of the Class B Shares redeemed does not exceed (i) the current net asset value of Class B Shares acquired through reinvestment of dividends or capital gain distributions, plus (ii) increases in the net asset value of the investor's Class B Shares above the dollar amount of all payments for the purchase of Class B Shares of the Portfolio held by the investor at the time of redemption.

        If the aggregate value of the Class B Shares redeemed has declined below their original cost as a result of the Portfolio's performance, a CDSC may be applied to the then-current net asset value rather than the purchase price.

        In circumstances where the CDSC is imposed, the amount of the charge will depend on the number of years from the time the investor purchased the Class B Shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of Class B Shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

        The following table sets forth the rates of the CDSC for Class B
Shares:

                                                                 CDSC AS A % OF
YEAR SINCE                                                      AMOUNT INVESTED
PURCHASE PAYMENT                                                 OR REDEMPTION
WAS MADE                                                            PROCEEDS
----------------                                                ---------------
First........................................................        4.00
Second.......................................................        3.00
Third........................................................        3.00
Fourth.......................................................        2.00
Fifth........................................................        2.00
Sixth........................................................        1.00
Seventh......................................................        0.00

        In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. Therefore, it will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in net asset value of Class B Shares above the total amount of payments for the purchase of Class B Shares made during the preceding six years; then of amounts representing the cost of shares purchased six years prior to the redemption; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable six-year period.

        For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired 5 additional shares through dividend reinvestment. During the second year after the purchase the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 3% (the applicable rate in the second year after purchase) for a total CDSC of $7.20.

        BISYS compensates certain Service Organizations for selling Class B Shares at the time of purchase from BISYS' own assets. The proceeds of the CDSC and distribution fee, in part, are used to defray these expenses.

        WAIVER OF CDSC--The CDSC may be waived in connection with (a) redemptions made within one year after the death or disability, as defined in
Section 72(m)(7) of the Code, of the shareholder, (b) redemptions by participants in qualified or non-qualified employee benefit plans or other programs (such as 401(k), 403(b)(7), 457 and Keogh plans) sponsored by the Adviser, BISYS or their affiliates or subsidiaries or which make direct investments in the Portfolio by means of electronic data transmission, (c) redemptions as a result of a combination of any investment company with the Portfolio by merger, acquisition of assets or otherwise, (d) a distribution following retirement under a tax-deferred retirement plan or upon attaining age 70-1/2 in the case of an IRA or Keogh plan or custodial account pursuant to
Section 403(b) of the Code, and (e) redemptions pursuant to the Automatic Withdrawal Plan, as described in the Portfolios' Prospectus. Any Portfolio shares subject to a CDSC which were purchased prior to the termination of such waiver will have the CDSC waived as provided in the Portfolios' Prospectus at the time of the purchase of such shares.

        CONVERSION OF CLASS B SHARES--Approximately seven years after the date of purchase, Class B Shares automatically will convert to Class A Shares, based on the relative net asset values for shares of each such Class, and will no longer be subject to the distribution fee and shareholder services fee charged Class B Shares, but will be subject to the distribution fee charged Class A Shares. At that time, Class B Shares that have been acquired through the reinvestment of dividends and distributions ("Dividend Shares") will be converted in the proportion that a shareholder's Class B Shares (other than Dividend Shares) converting to Class A Shares bears to the total Class B Shares then held by the shareholder which were not acquired through the reinvestment of dividends and distributions.

PROCEDURES

        WRITTEN ORDERS--CLASS A AND CLASS B SHARES--Written requests for redemption, indicating the name of the Portfolio and that Class A or Class B Shares are being redeemed, with signature appropriately guaranteed, if required, and otherwise in accordance with the requirements listed below, should be mailed to The ISG Funds, c/o BISYS Fund Services, Inc., Department L-1686, Columbus, Ohio 43260-1686.

        WIRE REDEMPTION PRIVILEGE--CLASS A AND CLASS B Shares--After appropriate prior authorization, you may request by telephone or in writing that redemption proceeds be transmitted by the Transfer Agent via Federal Funds wire transfer to your bank account. Redemption requests must be in an amount of at least $1,000. The Fund reserves the right to refuse any request for a wire transfer and may limit the amount involved or the number of telephone redemption requests. This Privilege may be modified or terminated at any time by the Transfer Agent or the Fund.

        TELETRADE--CLASS A AND CLASS B SHARES--You may redeem shares (minimum $500, maximum $50,000 per transaction) by telephone if you have checked the appropriate box and supplied the necessary information on the Fund's Account Application. The proceeds will be transferred between your Fund account and the bank account designated on the Account Application. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House member may be so designated. Redemption proceeds will be on deposit in your account at an Automated Clearing House member bank ordinarily two days after receipt of the redemption request. The Fund may modify or terminate TeleTrade at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated. If you have selected TeleTrade, you may request such a redemption of shares by telephoning the Transfer Agent at 1-800-852-0045.

REDEMPTION REQUIREMENTS

        Written redemption instructions, indicating the name of the Portfolio and that Class A or Class B Shares are being redeemed, must be received by the Transfer Agent in proper form and signed exactly as the shares are registered. Except as noted below, all signatures must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Signature-guarantees may not be provided by notaries public. The signature guarantee requirement will be waived if the following conditions apply: (1) the redemption check is payable to the shareholder(s) of record; and
(2) the redemption check is mailed to the shareholder(s) at the address of record or the proceeds are either mailed or wired to a financial institution account previously designated. Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. You may obtain from the Fund or the Transfer Agent forms of resolutions and other documentation which have been prepared in advance to assist compliance with the Fund's procedures.

        You may redeem or exchange Portfolio shares by telephone if you have checked the appropriate box on the Fund's Account Application. By selecting a telephone redemption or exchange privilege, an investor authorizes the Transfer Agent to act on telephone instructions from any person representing himself or herself to be the investor, or a representative of the investor's Service Organization or Institution, and reasonably believed by the Transfer Agent to be genuine. The Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

        During times of drastic economic or market conditions, investors may experience difficulty in contacting the Transfer Agent by telephone to request a redemption or exchange of Portfolio shares. In such cases, investors should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in the investor's redemption request being processed at a later time than it would have been if telephone redemption had been used. During the delay, the Portfolio's net asset value may fluctuate.

                             SHAREHOLDER PRIVILEGES

        The services and privileges described under this heading may not be available to certain clients of the Adviser, its affiliates, certain Service Organizations and Institutions, and the Adviser, its affiliates, some Service Organizations and Institutions may impose certain conditions on their clients which are different from those described in this Prospectus. Such investors should consult the Adviser, its affiliates, their Service Organization or Institution in this regard.

EXCHANGE PRIVILEGE

        The Exchange Privilege enables you to purchase, in exchange for shares of a Portfolio, shares of the same class of another mutual fund advised by the Adviser or ParkSouth, to the extent such shares are offered for sale in your state of residence. If you desire to use this Privilege, you should consult the Adviser, its affiliate or Institution where you maintain your account, your Service Organization or BISYS to determine if it is available and whether any conditions are imposed on its use.

        To use the Exchange Privilege, you or your Service Organization or Institution acting on your behalf must give exchange instructions to the Transfer Agent in writing or by telephone, or in accordance with the instructions pertaining to your account at the Adviser or its affiliates. If you previously established the Telephone Exchange Privilege, you may telephone exchange instructions by calling 1-800-852-0045. See "How to Redeem Shares--Redemption Requirements." Before any exchange into a fund offered by another prospectus, you must obtain and should review a copy of the current prospectus of the fund into which the exchange is being made. Prospectuses may be obtained from the Adviser, its affiliates, certain Service Organizations, the investor's Institution or BISYS. The shares being exchanged must have a current value of at least $500; furthermore, when establishing a new account by exchange, the shares being exchanged must have a value of at least the minimum initial investment required for the Portfolio into which the exchange is being made.

        Shares will be exchanged at the next determined net asset value; however, a sales load, which may be waived or reduced as described below, may be charged with respect to exchanges of Class A Shares. No CDSC will be imposed on Class B Shares at the time of an exchange; however, shares acquired through an exchange will be subject to the CDSC applicable to the exchanged or acquired shares. The CDSC applicable on redemption of the acquired shares will be calculated from the date of the initial purchase of the Class B Shares exchanged. If you are exchanging Class A Shares into a Portfolio that charges a sales load, you may qualify for share prices which do not include the sales load or which reflect a reduced sales load, if the shares you are exchanging were:
(a) purchased with a sales load, (b) acquired by a previous exchange from shares purchased with a sales load, or (c) acquired through reinvestment of dividends or distributions paid with respect to the foregoing categories of shares. No fees currently are charged shareholders directly in connection with exchanges although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission. The Fund reserves the right to reject any exchange request in whole or in part. The Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

        The exchange of shares of one Portfolio for shares of another is treated for Federal income tax purposes as a sale of the shares given in exchange by the shareholder and, therefore, an exchanging shareholder may realize a taxable gain or loss.

AUTOMATIC INVESTMENT PLAN

        The Automatic Investment Plan permits you to purchase Class A or Class B Shares (minimum initial investment of $1,000 and minimum subsequent investments of $100 per transaction) at regular intervals selected by you. Provided your bank or other financial institution allows automatic withdrawals, Class A or Class B Shares may be purchased by transferring funds from the bank account designated by you. At your option, the account designated will be debited in the specified amount, and Class A or Class B Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. This service enables you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market. To establish an Automatic Investment Plan account, you must check the appropriate box and supply the necessary information on the Account Application. You may obtain the necessary applications from BISYS. You may cancel your participation in the Automatic Investment Plan or change the amount of purchase at any time by mailing written notification to The ISG Funds, c/o BISYS Fund Services, Inc., Department L-1686, Columbus, Ohio 43260-1686, and such notification will be effective three business days following receipt. The Fund may modify or terminate the Automatic Investment Plan at any time or charge a service fee. No such fee currently is contemplated.

DIRECTED DISTRIBUTION PLAN

        The Directed Distribution Plan enables you to invest automatically dividends and capital gain distributions, if any, paid by a Portfolio in Class A or Class B Shares of another Portfolio of which you are a shareholder. Class A or Class B Shares of the other Portfolio will be purchased at the then-current net asset value. Minimum subsequent investments do not apply. Investors desiring to participate in the Directed Distribution Plan should check the appropriate box and supply the necessary information on the Account Application. The Plan is available only for existing accounts and may not be used to open new accounts. The Fund may modify or terminate the Directed Distribution Plan at any time or charge a service fee. No such fee currently is contemplated.

AUTOMATIC WITHDRAWAL PLAN

        The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50), with respect to Class A or Class B Shares, on either a monthly, quarterly, semi-annual or annual basis if you have a $5,000 minimum account. The automatic withdrawal will be made on the first or fifteenth day, at your option, of the period selected. To participate in the Automatic Withdrawal Plan, you must check the appropriate box and supply the necessary information on the Account Application. The Automatic Withdrawal Plan may be ended at any time by the investor, the Fund or the Transfer Agent.

        No CDSC with respect to Class B Shares will be imposed on withdrawals made under the Automatic Withdrawal Plan, provided that the amounts withdrawn under the plan do not exceed on an annual basis 10% of the account value at the time the shareholder elects to participate in the Automatic Withdrawal Plan. Withdrawals with respect to Class B Shares under the Automatic Withdrawal Plan that exceed on an annual basis 10% of the value of the shareholder's account will be subject to a CDSC on the amounts exceeding 10% of the initial account value. Purchases of additional Class A Shares where the sales load is imposed concurrently with withdrawals of Class A Shares generally are undesirable.

REINSTATEMENT PRIVILEGE

        The Reinstatement Privilege enables investors who have redeemed Class A or Class B Shares to repurchase, within 90 days of such redemption, Class A or Class B Shares of a Portfolio in an amount not to exceed the redemption proceeds received at a purchase price equal to the then-current net asset value determined after a reinstatement request and payment are received by the Transfer Agent. This privilege also enables such investors to reinstate their account for the purpose of exercising the Exchange Privilege. Upon reinstatement for Class B Shares, the investor's account will be credited with an amount equal to the CDSC previously paid upon redemption of the Class B Shares reinvested. To use the Reinstatement Privilege, you must submit a written reinstatement request to the Transfer Agent. The reinstatement request and payment must be received within 90 days of the trade date of the redemption. There currently are no restrictions on the number of times an investor may use this privilege.

LETTER OF INTENT

        By signing a Letter of Intent form, available from BISYS or certain Service Organizations, you become eligible for the reduced sales load applicable to the total number of Class A Shares purchased in a 13-month period (beginning up to 90 days prior to the date of execution of the Letter of Intent) pursuant to the terms and conditions set forth in the Letter of Intent. A minimum initial purchase of $5,000 is required. To compute the applicable sales load, the offering price of shares you hold (on the date of submission of the Letter of Intent) in any Portfolio that may be used toward "Right of Accumulation" benefits described above may be used as a credit toward completion of the Letter of Intent.

        The Transfer Agent will hold in escrow 5% of the amount indicated in the Letter of Intent for payment of a higher sales load if the investor does not purchase the full amount indicated in the Letter of Intent. The escrow will be released when the investor fulfills the terms of the Letter of Intent by purchasing the specified amount. Assuming completion of the total minimum investment specified under a Letter of Intent, an adjustment will be made to reflect any reduced sales load applicable to shares purchased during the 90-day period prior to the submission of the Letter of Intent. In addition, if the investor's purchases qualify for a further sales load reduction, the sales load will be adjusted to reflect the investor's total purchase at the end of 13 months.

        If total purchases are less than the amount specified, the investor will be requested to remit an amount equal to the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made. If such remittance is not received within 20 days, the Transfer Agent, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Class A Shares held in escrow to realize the difference. Signing a Letter of Intent does not bind the investor to purchase, or the Fund to sell, the full amount indicated at the sales load in effect at the time of signing, but the investor must complete the intended purchase to obtain the reduced sales load. At the time you purchase Class A Shares, you must indicate your intention to do so under a Letter of Intent. Purchases pursuant to a Letter of Intent will be made at the then-current net asset value plus the applicable sales load in effect at the time such Letter of Intent was executed.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

        AGGRESSIVE GROWTH, GROWTH, GROWTH & INCOME AND MODERATE GROWTH & INCOME PORTFOLIOS--Declare and pay dividends from net investment income quarterly and distribute any net capital gain annually.

        CURRENT INCOME PORTFOLIO--Declares and pays dividends from net investment income monthly and distributes any net capital gain annually.

        APPLICABLE TO ALL PORTFOLIOS--Each Portfolio will make distributions from net realized securities gains, if any, once a year, but may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. No Portfolio will make distributions from net realized securities gains unless capital loss carryovers, if any, have been utilized or have expired. Dividends are automatically reinvested in additional Portfolio shares of the same class from which they were paid at net asset value, unless payment in cash is requested. If all shares in an account are redeemed at any time, all dividends to which the shareholder is entitled will be paid along with the proceeds of the redemption. Dividends paid by each class of shares of a Portfolio will be calculated at the same time and in the same manner and will be of the same amount, except that the expenses attributable solely to a class will be borne exclusively by such class.

        If you elect to receive distributions in cash and your distribution checks (1) are returned to the Fund marked "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in Portfolio shares at the net asset value determined as of the date of payment of the distribution. In addition, any such undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in Portfolio shares at the net asset value determined as of the date of cancellation.

        Dividends paid by each Portfolio derived from interest generally are taxable to U.S. investors as ordinary income for Federal income tax purposes, whether received in cash or reinvested in additional Portfolio shares. Distributions from net realized long-term securities gains, if any, generally are taxable to U.S. investors as long-term capital gains for Federal income tax purposes, regardless of how long shareholders have held their shares and whether such distributions are received in cash or reinvested in additional Portfolio shares. The Code provides that an individual generally will be taxed on his or her net capital gain at a maximum rate of 20% with respect to capital gains from securities held for more than 12 months. Dividends and distributions may be subject to state and local taxes.

        Dividends derived from net investment income paid by a Portfolio to a foreign investor generally are subject to U.S. nonresident withholding taxes at the rate of 30%, unless the foreign investor claims the benefits of a lower rate specified in a tax treaty. Distributions from net realized long-term securities gains paid by a Portfolio to a foreign investor, as well as the proceeds of any redemptions from a foreign investor's account, regardless of the extent to which gain or loss may be realized, will not be subject to U.S. nonresident withholding tax. However, such distributions may be subject to backup withholding, as described below, unless the foreign investor certifies his non-U.S. residency status.

        The Code provides for the "carryover" of some or all of the sales load imposed on Class A Shares if an investor exchanges his or her Class A Shares for shares of another Portfolio within 91 days of purchase and such other Portfolio reduces or eliminates its otherwise applicable sales load charge for the purpose of the exchange. In this case, the amount of the sales load charged the investor for Class A Shares, up to the amount of the reduction of the sales load charged on the exchange, is not included in the basis of the investor's Class A Shares for purposes of computing gain or loss on the exchange, and instead is added to the basis of the shares received on the exchange.

        Notice as to the tax status of your dividends and distributions will be mailed to you annually. You also will receive periodic summaries of your account which will include information as to dividends and distributions from securities gains, if any, paid during the year.

        Federal regulations generally require the Fund to withhold ("backup withholding") and remit to the U.S. Treasury 31% of dividends, distributions from net realized securities gains and the proceeds of any redemption, regardless of the extent to which gain or loss may be realized, paid to a shareholder if such shareholder fails to certify either that the TIN furnished in connection with opening an account is correct or that such shareholder has not received notice from the IRS of being subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a Federal income tax return. Furthermore, the IRS may notify the Fund to institute backup withholding if the IRS determines a shareholder's TIN is incorrect or if a shareholder has failed to properly report taxable dividend and interest income on a Federal income tax return.

        A TIN is either the Social Security number, IRS individual taxpayer identification number, or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.

        The Adviser expects that each Portfolio will qualify as a "regulated investment company" under the Code so long as such qualification is in the best interests of its shareholders. Qualification as a regulated investment company relieves the Portfolio of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. Each Portfolio is subject to a non-deductible 4% excise tax, measured with respect to certain undistributed amounts of taxable investment income and capital gains.

        You should consult your tax adviser regarding specific questions as to Federal, state or local taxes.

                             PERFORMANCE INFORMATION

        AGGRESSIVE GROWTH AND GROWTH PORTFOLIOS--For purposes of advertising, performance will be calculated on the bases of average annual total return and/or total return. Average annual total return is calculated pursuant to a standardized formula which assumes that an investment in the Portfolio was purchased with an initial payment of $1,000 and that the investment was redeemed at the end of a stated period of time, after giving effect to the reinvestment of dividends and distributions during the period. The return is expressed as a percentage rate which, if applied on a compounded annual basis, would result in the redeemable value of the investment at the end of the period. Advertisements of a Portfolio's performance will include the Portfolio's average annual total return for one, five and ten year periods, or for shorter time periods depending upon the length of time the Portfolio has operated.

        Total return is computed on a per share basis and assumes the reinvestment of dividends and distributions. Total return generally is expressed as a percentage rate which is calculated by combining the income and principal changes for a specified period and dividing by the net asset value (or maximum offering price in the case of Class A Shares) per share at the beginning of the period. Advertisements may include the percentage rate of total return or may include the value of a hypothetical investment at the end of the period which assumes the application of the percentage rate of total return. Total return also may be calculated by using the net asset value per share at the beginning of the period instead of the maximum offering price per share at the beginning of the period for Class A Shares or without giving effect to any applicable CDSC at the end of the period for Class B Shares. Calculations based on the net asset value per share do not reflect the deduction of the applicable sales charge, which, if reflected, would reduce the performance quoted.

        GROWTH & INCOME, MODERATE GROWTH & INCOME AND CURRENT INCOME PORTFOLIOS--For purposes of advertising, performance will be calculated on several bases, including current yield, average annual total return and/or total return. Current yield refers to the Portfolio's annualized net investment income per share over a 30-day period, expressed as a percentage of the net asset value per share at the end of the period. For purposes of calculating current yield, the amount of net investment income per share during that 30-day period, computed in accordance with regulatory requirements, is compounded by assuming that it is reinvested at a constant rate over a six-month period. An identical result is then assumed to have occurred during a second six-month period which, when added to the result for the first six months, provides an "annualized" yield for an entire one-year period.

        Average annual total return and total return will be calculated as described above.

        APPLICABLE TO ALL PORTFOLIOS--Performance will vary from time to time and past results are not necessarily representative of future results. Investors should remember that performance is a function of portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses. The fees payable by Class B Shares, absent fee waivers or expense reimbursement, are higher than those payable by Class A Shares which, in turn, are higher than those payable by Trust Shares. As a result, at any given time, the performance of Class B Shares should be expected to be lower than that of Class A Shares and the performance of Class A Shares and Class B Shares should be expected to be lower than that of Trust Shares. Performance information, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance.

        Comparative performance information may be used from time to time in advertising or marketing each Portfolio's shares, including data from Lipper Analytical Services, Inc., Morningstar, Inc., Lehman Brothers Aggregate Bond Index and components thereof, S&P 500 Index, Russell 2000 Index, the Dow Jones Industrial Average, CDA/Wiesenberger Investment Companies Service, Mutual Fund Values; Mutual Fund Forecaster, Mutual Fund Investing and other industry publications.

                               GENERAL INFORMATION

        The Fund was incorporated under Maryland law on March 6, 1990, and commenced operations on August 28, 1990.

        The Fund is authorized to issue __ billion shares of Common Stock (with 750 million shares allocated to each Portfolio), par value $.001 per share. Each Portfolio's shares are classified into Class A Shares (250 million), Class B Shares (250 million) and Trust Shares (250 million). Each share has one vote and shareholders will vote in the aggregate and not by Class except as otherwise required by law.

        Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Directors or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Director from office. Shareholders may remove a Director by the affirmative vote of a majority of the Fund's outstanding voting shares. In addition, the Board of Directors will call a meeting of shareholders for the purpose of electing Directors if, at any time, less than a majority of the Directors then holding office have been elected by shareholders.

        The Fund is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters Fund shareholders vote together as a group; as to others they vote separately by portfolio. From time to time, other portfolios may be established and sold pursuant to other offering documents. The Fund's corporate Charter established the Portfolios under the name AmeriStar.

        To date, __ portfolios have been authorized. The other portfolios are not being offered by this Prospectus. All consideration received by the Fund for shares of one of the portfolios, and all assets in which such consideration is invested, belong to that portfolio (subject only to the rights of creditors of the Fund) and will be subject to the liabilities related thereto. The income attributable to, and expenses of, one portfolio are treated separately from those of the other portfolios.

        The Transfer Agent maintains a record of each investor's ownership and sends confirmations and statements of account.

        Shareholder inquiries may be made by writing to the Fund at 3435 Stelzer Road, Columbus, Ohio 43219-3035.

                                    APPENDIX

PORTFOLIO SECURITIES

        To the extent set forth in this Prospectus, each Underlying Portfolio may invest in the securities described below. For purposes of this Appendix only, the term "Portfolio" shall mean an Underlying Portfolio.

MONEY MARKET INSTRUMENTS

        U.S. TREASURY SECURITIES--Each Portfolio may invest in U.S. Treasury securities which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

        U.S. GOVERNMENT SECURITIES--In addition to U.S. Treasury securities, each Portfolio may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. Each Portfolio will invest in such securities only when it is satisfied that the credit risk with respect to the issuer is minimal.

        BANK OBLIGATIONS--Each Portfolio may invest in bank obligations (other than those issued by the Adviser or its affiliates), including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries or foreign branches of domestic banks, and domestic branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign subsidiaries or foreign branches of domestic banks, and domestic branches of foreign banks, a Portfolio may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities, the possible seizure or nationalization of foreign deposits and the possible subordination of deposits in foreign branches to receivership expenses and U.S. office deposits in the event of insolvency. See "Description of the Portfolios--Investment Considerations and Risk Factors--Investing in Foreign Securities."

        Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

        Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Portfolio will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation.

        Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

        COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE Obligations--Each Portfolio may invest in commercial paper, which consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Portfolios will consist only of direct obligations which, at the time of their purchase, are (a) rated not lower than Prime-1 by Moody's, A-1 by S&P, F-1 by Fitch or Duff-1 by Duff, or (b) issued by companies having an outstanding unsecured debt issue currently rated not lower than Aa3 by Moody's or AA- by S&P, Fitch or Duff, or (c) if unrated, determined by the Portfolio's adviser to be of comparable quality to those rated obligations which may be purchased by such Portfolio.

        REPURCHASE AGREEMENTS--Each Portfolio may enter into repurchase agreements, which involve the acquisition by a Portfolio of an underlying debt instrument, subject to an obligation of the seller to repurchase, and such Portfolio to resell, the instrument at a fixed price usually not more than one week after its purchase. Certain costs may be incurred by a Portfolio in connection with the sale of the securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, realization on the securities by a Portfolio may be delayed or limited. Each Portfolio will consider on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements.

        ZERO COUPON AND STRIPPED SECURITIES--Each Portfolio may invest in zero coupon U.S. Treasury securities, which are Treasury Notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. Each Portfolio, except the Prime Money Market Portfolio, also may invest in zero coupon securities issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The amount of the discount fluctuates with the market price of the security. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

        FOREIGN GOVERNMENT OBLIGATIONS; SECURITIES OF SUPRANATIONAL ENTITIES--Each Portfolio may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Portfolio's adviser to be of comparable quality to the other obligations in which the Portfolio may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of a Portfolio's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

        FLOATING AND VARIABLE RATE OBLIGATIONS--Each Portfolio may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals. Variable rate demand notes include master demand notes which are obligations that permit the Portfolio to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These obligations permit daily changes in the amount borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and a Portfolio may invest in obligations which are not so rated only if the Portfolio's adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Portfolio may invest. The Portfolio's adviser, on behalf of the Portfolio, will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations purchased by such Portfolio.

        NOTES--Each Portfolio may purchase unsecured promissory notes ("Notes") which are not readily marketable and have not been registered under the Securities Act of 1933, as amended, provided such investments are consistent with its investment objective.

        PARTICIPATION INTERESTS AND TRUST RECEIPTS--Each Portfolio may purchase from financial institutions and trusts created by such institutions participation interests and trust receipts in securities in which it may invest and may enter into loan participation agreements. A participation interest or receipt gives the Portfolio an undivided interest in the security in the proportion that the Portfolio's participation interest or receipt bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest with remaining maturities of 397 days or less. If the instrument is unrated, or has been given a rating below that which is permissible for purchase by the Portfolio, the instrument will be backed by an irrevocable letter of credit or guarantee of a bank or other entity the debt securities of which are rated high quality, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated instruments, the Portfolio's adviser, acting upon delegated authority from the Fund's Board of Directors, must have determined that the instrument is of comparable quality to those instruments in which the Portfolio may invest. Participation interests or trust receipts with a rating below high quality that are backed by an irrevocable letter of credit or guarantee as described above will be purchased only if the Portfolio's adviser, acting as described above, determines after an analysis of, among other factors, the creditworthiness of the guarantor that such instrument is high quality, and if the rating agency did not include the letter of credit or guarantee in its determination of the instrument's rating. If the rating of a participation interest or trust receipt is reduced subsequent to its purchase by the Portfolio, the Portfolio's adviser will consider, in accordance with procedures established by the Board of Directors, all circumstances deemed relevant in determining whether the Portfolio should continue to hold the instrument. The guarantor of a participation interest or trust receipt will be treated as a separate issuer. For certain participation interests and trust receipts, the Portfolio will have the unconditional right to demand payment, on not more than seven days' notice, for all or any part of the Portfolio's interest in the security, plus accrued interest. As to these instruments, the Portfolio intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.

        GUARANTEED INVESTMENT CONTRACTS--Each Portfolio may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Pursuant to such a contract, the Portfolio would make cash contributions to a deposit fund of the insurance company's general account. The insurance company would then credit to the Portfolio on a monthly basis interest which is based on an index (in most cases the Salomon Smith Barney CD Index), but is guaranteed not to be less than a certain minimum rate. The Prime Money Market Portfolio currently does not expect to invest more than 5% of its net assets in GICs.

ILLIQUID SECURITIES--(All Portfolios) The Equity Fund, Opportunity Fund and International Equity Fund each may invest up to 15%, and the Capital Growth Portfolio, Dividend Growth Portfolio, Limited Duration Income Portfolio, Core Income Portfolio and Prime Money Market Portfolio each may invest up to 10%, of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with its investment objective. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, certain privately negotiated, non-exchange traded options and securities used to cover such options, certain mortgage-backed securities, floating and variable rate demand obligations as to which the Portfolio cannot exercise the related demand feature described above on not more than seven days' notice and as to which there is no secondary market and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the Portfolio is subject to a risk that should the Portfolio desire to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected.

MORTGAGE-RELATED SECURITIES--(Capital Growth Portfolio, Dividend Growth Portfolio, Limited Duration Income Portfolio and Core Income Portfolio) Mortgage-related securities are a form of Derivative collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. These securities may include complex instruments such as collateralized mortgage obligations, stripped mortgage-backed securities, mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs"), adjustable rate mortgages, real estate investment trusts ("REITs"), including debt and preferred stock issued by REITs, as well as other real estate-related securities. The mortgage-related securities in which the Portfolio may invest include those with fixed, floating or variable interest rates, those with interest rates that change based on multiples of changes in a specified index of interest rates and those with interest rates that change inversely to changes in interest rates, as well as those that do not bear interest. Stripped mortgage-backed securities usually are structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage-backed securities or whole loans. A common type of stripped mortgage-backed security will have one class receiving some of the interest and most of the principal from the mortgage collateral, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class).

        Mortgage-related securities are subject to credit risks associated with the performance of the underlying mortgage properties. Adverse changes in economic conditions and circumstances are more likely to have an adverse impact on mortgage-related securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties. In addition, these securities are subject to prepayment risk, although commercial mortgages typically have shorter maturities than residential mortgages and prepayment protection features. In certain instances, the credit risk associated with mortgage-related securities can be reduced by third party guarantees or other forms of credit support. Improved credit risk does not reduce prepayment risk which is unrelated to the rating assigned to the mortgage-related security. Prepayment risk can lead to fluctuations in value of the mortgage-related security which may be pronounced. If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. Certain mortgage-related securities that may be purchased by these Portfolios, such as inverse floating rate collateralized mortgage obligations, have coupons that move inversely to a multiple of a specific index which may result in a form of leverage. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages, and, therefore, it is not possible to predict accurately the security's return to the Portfolio. Moreover, with respect to certain stripped mortgage-backed securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating category by a nationally recognized statistical rating organization. During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity which generally would cause the value of such security to fluctuate more widely in response to changes in interest rates. Were the prepayments on the Portfolio's mortgage-related securities to decrease broadly, the Portfolio's effective duration, and thus sensitivity to interest rate fluctuations, would increase. For further discussion concerning the investment considerations involved, see "Description of the Portfolios--Investment Considerations and Risk Factors--Fixed-Income Securities" and "Illiquid Securities" above and "Investment Objectives and Management Policies--Portfolio Securities--Mortgage-Related Securities" in the Statement of Additional Information.

ASSET-BACKED SECURITIES--(Capital Growth Portfolio, Dividend Growth Portfolio, Limited Duration Income Portfolio, Core Income Portfolio and Prime Money Market Portfolio) Asset-backed securities are a form of Derivative. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. These securities include debt securities and securities with debt-like characteristics. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables. Each of these Portfolios may invest in these and other types of asset-backed securities that may be developed in the future.

        The Prime Money Market Portfolio may purchase asset-backed securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements. The value of asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institution providing the credit support.

        Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the Portfolio with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

AMERICAN DEPOSITARY RECEIPTS--(Capital Growth Portfolio, Dividend Growth Portfolio, Equity Fund, Opportunity Fund and International Equity Fund) Each of these Portfolios' assets may be invested in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in the United States securities markets. Each of these Portfolios may invest in ADRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

CONVERTIBLE SECURITIES--(Capital Growth Portfolio, Dividend Growth Portfolio, Equity Fund, Opportunity Fund, International Equity Fund, Limited Duration Income Portfolio and Core Income Portfolio) Convertible securities may be converted at a stated price within a specified period of time into a specified number of shares of common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible.

WARRANTS--(Capital Growth Portfolio, Dividend Growth Portfolio, Equity Fund, Opportunity Fund and International Equity Portfolio) Each of these Portfolios may invest up to 5% of its net assets in warrants, except that this limitation does not apply to warrants acquired in units or attached to securities. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time.

MUNICIPAL OBLIGATIONS--(Limited Duration Income Portfolio, Core Income Portfolio and, to a limited extent, Prime Money Market Portfolio) Municipal Obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities. While in general, Municipal Obligations are tax exempt securities having relatively low yields as compared to taxable, non-municipal obligations of similar quality, certain issues of Municipal Obligations, both taxable and non-taxable, offer yields comparable and in some cases greater than the yields available on other permissible investments. Municipal Obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Industrial development bonds, in most cases, are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal Obligations bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the Municipal Obligation's interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. Certain Municipal Obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related Municipal Obligation and purchased and sold separately. Dividends received by shareholders of the Limited Duration Income Portfolio, Core Income Portfolio or Prime Money Market Portfolio which are attributable to interest income received by it from Municipal Obligations generally will be subject to Federal income tax. The Limited Duration Income Portfolio and Core Income Portfolio currently intend to invest no more than 25% and the Prime Money Market Portfolio currently intends to invest no more than 5% of their respective assets in Municipal Obligations. However, these percentages may be varied from time to time without shareholder approval.

RATINGS--Debt securities which are rated Baa by Moody's are considered medium grade obligations; they are neither highly protected nor poorly secured, and are considered by Moody's to have speculative characteristics. Debt securities rated BBB by S&P are regarded as having adequate capacity to pay interest and repay principal, and while such debt securities ordinarily exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt securities in this category than in higher rated categories. Fitch considers the obligor's ability to pay interest and repay principal on debt securities rated BBB to be adequate; adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these debt securities and, therefore, impair timely payment. Debt securities rated BBB by Duff are considered to have below average protection factors but still considered sufficient for prudent investment.

        Securities rated Ba by Moody's are judged to have speculative elements; their future cannot be considered as well assured and often the protection of interest and principal payments may be very moderate. Securities rated BB by S&P, Fitch or Duff are regarded as having predominantly speculative characteristics and, while such obligations have less near-term vulnerability to default than other speculative grade debt, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

        The ratings of Moody's, S&P, Fitch and Duff represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Portfolio's adviser also will evaluate such obligations and the ability of their issuers to pay interest and principal. The Portfolios will rely on the Portfolio adviser's judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, the Portfolio adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, the quality of the issuer's management and regulatory matters.

INVESTMENT COMPANY SECURITIES--Each Portfolio may invest in securities issued by other investment companies which principally invest in securities of the type in which such Portfolio invests. Under the 1940 Act, a Portfolio's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Portfolio's total assets with respect to any one investment company and (iii) 10% of such Portfolio's total assets in the aggregate. Investments in the securities of other investment companies will involve duplication of advisory fees and certain other expenses.

INVESTMENT TECHNIQUES

CALL AND PUT OPTIONS ON SPECIFIED SECURITIES--(Capital Growth Portfolio, Dividend Growth Portfolio, Equity Fund, Opportunity Fund and International Equity Fund) Each of these Portfolios may purchase call and put options in respect of specific securities in which the Portfolio may invest and write covered call and put option contracts. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period. A covered call option sold by the Portfolio, which is a call option with respect to which the Portfolio owns the underlying security, exposes the Portfolio during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security which might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option sold by the Portfolio exposes the Portfolio during the term of the option to a decline in price of the underlying security. A put option sold by the Portfolio is covered when, among other things, permissible liquid assets are placed in a segregated account to fulfill the obligation undertaken.

        To close out a position when writing covered options, the Portfolio may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it has previously written on the security. To close out a position as a purchaser of an option, the Portfolio may make a "closing sale transaction," which involves liquidating its position by selling the option previously purchased. The Portfolio will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

STOCK INDEX OPTIONS--(Capital Growth Portfolio, Dividend Growth Portfolio, Equity Fund, Opportunity Fund and International Equity Fund) Each of these Portfolios may purchase and write put and call options on stock indexes listed on national securities exchanges or traded in the over-the-counter market to the extent of 15% of the value of its net assets. A stock index fluctuates with changes in the market values of the stocks included in the index.

        The effectiveness of the Portfolio's purchasing or writing stock index options will depend upon the extent to which price movements in its portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Portfolio will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Portfolio of options on stock indexes will be subject to the Adviser's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

        When the Portfolio writes an option on a stock index, it will place in a segregated account permissible liquid assets in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or will otherwise cover the transaction.

FUTURES TRANSACTIONS--IN GENERAL--(Capital Growth Portfolio, Dividend Growth Portfolio, Equity Fund, Opportunity Fund and International Equity Fund) None of these Portfolios will be a commodity pool. However, as a substitute for a comparable market position in the underlying securities or for hedging purposes, each of these Portfolios may engage in futures and options on futures transactions, as described below.

        The commodities transactions of each of these Portfolios must constitute bona fide hedging or other permissible transactions pursuant to regulations promulgated by the Commodity Futures Trading Commission. In addition, none of these Portfolios may engage in such transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired commodity options, other than for bona fide hedging transactions, would exceed 5% of the liquidation value of the Portfolio's total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, each of these Portfolios may be required to segregate permissible liquid assets in connection with its commodities transactions in an amount at least equal to the value of the underlying commodity.

        Initially, when purchasing or selling futures contracts a Portfolio will be required to deposit with the Fund's custodian in the broker's name an amount of cash or cash equivalents up to approximately 10% of the contract amount. This amount is subject to change by the exchange or board of trade on which the contract is traded and members of such exchange or board of trade may impose their own higher requirements. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, at the then prevailing price, which will operate to terminate its existing position in the contract.

        Although each of these Portfolios intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the relevant Portfolio to substantial losses. If it is not possible, or the Portfolio determines not, to close a futures position in anticipation of adverse price movements, it will be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may offset partially or completely losses on the futures contract. However, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

        To the extent a Portfolio is engaging in a futures transaction as a hedging device, because of the risk of an imperfect correlation between securities in a portfolio that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective if, for example, losses on the portfolio securities exceed gains on the futures contract or losses on the futures contract exceed gains on the portfolio securities. For futures contracts based on indexes, the risk of imperfect correlation increases as the composition of a Portfolio's investments varies from the composition of the index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of futures contracts, the Portfolio may buy or sell futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the futures contract has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely affect the Portfolio's net investment results if market movements are not as anticipated when the hedge is established.

        Successful use of futures by a Portfolio also is subject to the Adviser's ability to predict correctly movements in the direction of the market or interest rates. For example, if a Portfolio has hedged against the possibility of a decline in the market adversely affecting the value of securities held in its portfolio and prices increase instead, such Portfolio will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Portfolio may have to sell such securities at a time when it may be disadvantageous to do so.

        An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

        Call options sold by a Portfolio with respect to futures contracts will be covered by, among other things, entering into a long position in the same contract at a price no higher than the strike price of the call option, or by ownership of the instruments underlying, or instruments the prices of which are expected to move relatively consistently with, the instruments underlying the futures contract. Put options sold by a Portfolio with respect to futures contracts will be covered in the same manner as put options on specific securities as described above.

STOCK INDEX FUTURES AND OPTIONS ON STOCK INDEX FUTURES--(Capital Growth Portfolio, Dividend Growth Portfolio, Equity Fund, Opportunity Fund and International Equity Fund) Each of these Portfolios may purchase and sell stock index futures contracts and options on stock index futures contracts to the extent of 15% of the value of its net assets.

        A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indexes that are permitted investments, each of these Portfolios intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

        Each of these Portfolios may use index futures as a substitute for a comparable market position in the underlying securities.

LENDING PORTFOLIO SECURITIES--(All Portfolios) From time to time, each Portfolio may lend securities from its investment portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. Such loans may not exceed 33-1/3% of the value of the relevant Portfolio's total assets. In connection with such loans, each Portfolio will receive collateral consisting of cash or U.S. Government securities which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Each Portfolio can increase its income through the investment of such collateral. Each Portfolio continues to be entitled to payments in amounts equal to the dividends, interest and other distributions payable on the loaned security and receives interest on the amount of the loan. Such loans will be terminable at any time upon specified notice. A Portfolio might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with such Portfolio.

FOREIGN CURRENCY TRANSACTIONS--(International Equity Fund) Foreign currency transactions may be entered into for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Portfolio has agreed to buy or sell; to hedge the U.S. dollar value of securities the Portfolio already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain exposure to the foreign currency in an attempt to realize gains.

Foreign currency transactions may involve, for example, the Portfolio's purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies, which would involve the Portfolio agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Portfolio contracted to receive in the exchange. The Portfolio's success in these transactions will depend principally on LAM's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

SHORT-SELLING--(International Equity Fund and, to a limited extent, the Capital Growth Portfolio, Dividend Growth Portfolio, Limited Duration Income Portfolio and Core Income Portfolio) The International Equity Fund may engage in short sales of securities. In these transactions, the Portfolio sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio, which would result in a loss or gain, respectively. Each of these other Portfolios will limit short sales to those that are "against the box," a transaction in which the Portfolio enters into a short sale of a security it owns. Securities will not be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% (15% in the case of the Capital Growth Portfolio, Dividend Growth Portfolio, Limited Duration Income Portfolio and Core Income Portfolio) of the value of the Portfolio's net assets.

FORWARD COMMITMENTS--(All Portfolios) Each Portfolio may purchase securities on a when-issued or forward commitment basis, which means that the price is fixed at the time of commitment, but delivery and payment ordinarily take place a number of days after the date of the commitment to purchase. Each Portfolio will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable. The Portfolio will not accrue income in respect of a security purchased on a forward commitment basis prior to its stated delivery date.

BORROWING MONEY--(All Portfolios) As a fundamental policy, each Portfolio is permitted to borrow money in an amount up to 33-1/3% of the value of its total assets. However, each Portfolio currently intends to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 33-1/3% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of a Portfolio's total assets, such Portfolio will not make any investments.

REVERSE REPURCHASE AGREEMENTS--(Prime Money Market Portfolio) The Prime Money Market Portfolio may enter into reverse repurchase agreements with banks, brokers or dealers. Reverse repurchase agreements involve the transfer by the Portfolio of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Portfolio retains the right to receive interest and principal payments on the security. The Portfolio will use the proceeds of reverse repurchase agreements only to make investments which generally either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. At an agreed upon future date, the Portfolio repurchases the security at principal plus accrued interest. In certain types of agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. As a result of these transactions, the Portfolio may be exposed to greater potential fluctuations in the value of its assets and its net asset value per share. Interest costs on the money borrowed may exceed the return received on the securities purchased. The Fund's Directors have considered the risks to the Prime Money Market Portfolio and its shareholders which may result from the entry into reverse repurchase agreements and have determined that the entry into such agreements is consistent with the Portfolio's investment objective and management policies.

        NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF THE FUND'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.

-------------------------------------------------------------------------------
                      ISG FUNDS AGGRESSIVE GROWTH PORTFOLIO
                                GROWTH PORTFOLIO
                            GROWTH & INCOME PORTFOLIO
                       MODERATE GROWTH & INCOME PORTFOLIO
                            CURRENT INCOME PORTFOLIO
                 CLASS A SHARES, CLASS B SHARES AND TRUST SHARES

                       STATEMENT OF ADDITIONAL INFORMATION
                                _________, 1998
-------------------------------------------------------------------------------

          This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus for the ISG Funds listed above (each, a "Portfolio" and collectively, the "Portfolios") of The Infinity Mutual Funds, Inc. (the "Fund"), dated __________, 1998, as each may be revised from time to time. To obtain a copy of the relevant Prospectus, please write to the Fund at 3435 Stelzer Road, Columbus, Ohio 43219-3035. This Statement of Additional Information relates only to the Portfolios and not to any of the Fund's other portfolios.

          First American National Bank (the "Adviser") serves as each Portfolio's investment adviser.

          BISYS Fund Services Limited Partnership ("BISYS") serves as each Portfolio's administrator and distributor.

                                TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----
Investment Objectives and Management Policies...........................  B-3
Management of the Fund..................................................  B-20
Management Arrangements.................................................  B-23
Purchase and Redemption of Shares.......................................  B-28
Determination of Net Asset Value........................................  B-30
Performance Information.................................................  B-32
Dividends, Distributions and Taxes......................................  B-34
Portfolio Transactions..................................................  B-35
Information About the Portfolios........................................  B-37
Custodian, Transfer and Dividend Disbursing
  Agent, Counsel and Independent Auditors...............................  B-37
Financial Statements....................................................  B-38
Appendix................................................................  B-39

                  INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

          THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE PROSPECTUS ENTITLED "DESCRIPTION OF THE PORTFOLIOS" AND "APPENDIX."

          Each Portfolio seeks to achieve its investment objective by allocating its assets among other mutual funds ("Underlying Portfolios") advised by the Adviser or its affiliate, ParkSouth Corporation ("ParkSouth"), within predetermined strategy ranges, as set forth below. The Adviser will make allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Underlying Portfolios.

          Each Portfolio will invest its assets in the following Underlying Portfolios within the strategy ranges (expressed as a percentage of the Portfolio's assets) indicated below:


                                                     Strategy Ranges
                        --------------------------------------------------------------------------------------------------
Underlying Portfolio                                                 MODERATE
---------------------          AGGRESSIVE                            GROWTH &            GROWTH &            CURRENT
                                GROWTH             GROWTH             INCOME             INCOME              INCOME
                               PORTFOLIO           Portfolio         PORTFOLIO           PORTFOLIO           PORTFOLIO
                               -----------         ---------        -----------          ---------          -----------

DG Equity Fund                   35-50%             15-30%             15-25%             5-15%                   0%
ISG Capital Growth Portfolio     25-45%             15-30%             15-25%             5-15%                   0%
ISG Dividend Growth Portfolio        0%             15-25%             15-25%             5-15%                   0%
DG Opportunity Fund               5-15%              5-10%                 0%                0%                   0%
DG International Equity Fund      5-15%              5-10%                 0%                0%                   0%
ISG Core Income Portfolio            0%             10-20%             15-25%            20-40%               35-55%
Limited Duration Income Portfolio    0%                 0%             10-20%            25-45%               40-60%
ISG Prime Money Market Portfolio  0-30%              0-20%              0-20%             0-20%                0-30%


          The selection of the Underlying Portfolios for investing by a Portfolio, as well as the percentage of a Portfolio's assets which can be invested in each Underlying Portfolio, are not fundamental investment policies and can be changed without the approval of shareholders.

          Changes in the net asset value of the Underlying Portfolios may affect cash income, if any, derived from these investments and will affect a Portfolio's net asset value. Because each Portfolio invests primarily in other mutual funds, which fluctuate in value, the Portfolio's shares will correspondingly fluctuate in value. Although the Portfolios normally seek to remain substantially fully invested in the Underlying Portfolios, a Portfolio may invest temporarily in certain short-term obligations. Such obligation may be used to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. Each Portfolio also may borrow money for temporary or emergency purposes.

          The Investment Company Act of 1940, as amended (the "1940 Act"), permits the Portfolios to invest without limitation in other investment companies that are part of the same "group of investment companies" (as defined in the 1940 Act), such as the Portfolios and Underlying Portfolios, provided that the Portfolios observe certain limitations on the amount of sales loads and distribution-related fees that are borne by shareholders and do not invest in other funds of funds.

          The following is additional information about the investment objectives and management policies of the Underlying Portfolios.

PORTFOLIO SECURITIES

          BANK OBLIGATIONS. (All Underlying Portfolios) Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose certificates of deposit ("CDs") may be purchased by the Portfolio are insured by the Bank Insurance Fund administered by the FDIC (although such insurance may not be of material benefit to the Underlying Portfolio, depending upon the principal amount of the CDs of each bank held by the Underlying Portfolio) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal and state laws and regulations, domestic branches of domestic banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

          Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation or governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank. If a domestic bank with deposits insured by the FDIC becomes insolvent, unsecured deposits and other general obligations of such bank's foreign branches will be subordinated to the receivership expenses of the FDIC and such bank's domestic deposits and would be subject to the loss of principal to a greater extent than such bank's domestic branch deposits.

          Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of Federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

          In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, or by domestic branches of foreign banks, the Adviser carefully evaluates such investments on a case-by-case basis.

          Each Underlying Portfolio may purchase CDs issued by banks, savings and loan associations and similar thrift institutions with less than $1 billion in assets, which are members of the FDIC, provided the Underlying Portfolio purchases any such CD in a principal amount of not more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. No Underlying Portfolio will own more than one such CD per such issuer.

          Each Underlying Portfolio may invest in short-term U.S. dollar denominated corporate obligations that are originated, negotiated and structured by a syndicate of lenders ("Co- Lenders") consisting of commercial banks, thrift institutions, insurance companies, finance companies or other financial institutions one or more of which administers the security on behalf of the syndicate (the "Agent Bank"). Co-Lenders may sell such securities to third parties called "Participants." The Underlying Portfolio may invest in such securities either by participating as a Co-Lender at origination or by acquiring an interest in the security from a Co-Lender or a Participant (collectively, "participation interests"). Co-Lenders and Participants interposed between the Fund and the corporate borrower (the "Borrower"), together with Agent Banks, are referred herein as "Intermediate Participants." The Underlying Portfolio also may purchase a participation interest in a portion of the rights of an Intermediate Participant, which would not establish any direct relationship between the Underlying Portfolio and the Borrower. In such cases, the Underlying Portfolio would be required to rely on the Intermediate Participant that sold the participation interest not only for the enforcement of the Underlying Portfolio's rights against the Borrower but also for the receipt and processing of payments due to the Underlying Portfolio under the security. Because it may be necessary to assert through an Intermediate Participant such rights as may exist against the Borrower, in the event the Borrower fails to pay principal and interest when due, the Underlying Portfolio may be subject to delays, expenses and risks that are greater than those that would be involved if the Underlying Portfolio could enforce its rights directly against the Borrower. Moreover, under the terms of a participation interest, the Underlying Portfolio may be regarded as a creditor of the Intermediate Participant (rather than of the Borrower), so that the Underlying Portfolio also may be subject to the risk that the Intermediate Participant may become insolvent. Similar risks may arise with respect to the Agent Bank if, for example, assets held by the Agent Bank for the benefit of the Underlying Portfolio were determined by the appropriate regulatory authority or court to be subject to the claims of the Agent Bank's creditors. In such cases, the Underlying Portfolio might incur certain costs and delays in realizing payment in connection with the participation interest or suffer a loss of principal and/or interest. Further, in the event of the bankruptcy or insolvency of the Borrower, the obligation of the Borrower to repay the loan may be subject to certain defenses that can be asserted by such Borrower as a result of improper conduct by the Agent Bank or Intermediate Participant.

          REPURCHASE AGREEMENTS. (All Underlying Portfolios) Each Underlying Portfolio may enter into repurchase agreements. The Fund's custodian or sub-custodian employed in connection with third-party repurchase transactions will have custody of, and will hold in a segregated account, securities acquired by an Underlying Portfolio under a repurchase agreement. In connection with its third-party repurchase transactions, the Fund will employ only eligible sub-custodians that meet the requirements set forth in Section 17(f) of the 1940 Act. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Portfolio entering into them. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, each Underlying Portfolio will enter into repurchase agreements only with registered or unregistered securities dealers or banks with total assets in excess of one billion dollars or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which such Underlying Portfolio may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price. The Underlying Portfolio's adviser will monitor on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Each Underlying Portfolio will consider on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements.

          ILLIQUID SECURITIES. (All Underlying Portfolios) Each Underlying Portfolio may invest up to 10% (15% in the case of DG Equity Fund, DG International Equity Fund and DG Opportunity Fund) of the value of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Underlying Portfolio has valued the securities and includes, among other things, restricted securities other than those the Underlying Portfolio's adviser has determined to be liquid pursuant to guidelines established by the Fund's Board and repurchase agreements maturing in more than seven days. Commercial paper issues include securities issued by major corporations without registration under the Securities Act of 1933, as amended ("1933 Act"), in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof and commercial paper and medium term notes issued in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper ordinarily is resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.

          In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

          To facilitate the increased size and liquidity of the institutional markets for unregistered securities, the Securities and Exchange Commission adopted Rule 144A under the 1933 Act. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934, as amended, generally is eligible to be sold in reliance on the safe harbor of Rule 144A. Pursuant to Rule 144A, the institutional restricted securities markets may provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders on a timely basis. Where a substantial market of qualified institutional buyers has developed for certain restricted securities purchased by the Underlying Portfolio pursuant to Rule 144A under the Securities Act of 1933, as amended, the Underlying Portfolio intends to treat such securities as liquid securities in accordance with procedures approved by the Board. Because it is not possible to predict with assurance how the market for specific restricted securities sold pursuant to Rule 144A will develop, the Underlying Portfolio's adviser will monitor carefully the Underlying Portfolio's investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. To the extent that, for a period of time, qualified institutional buyers cease purchasing restricted securities pursuant to Rule 144A, an Underlying Portfolio's investing in such securities may have the effect of increasing the level of illiquidity in its investment portfolio during such period.

          FORWARD COMMITMENTS. (All Underlying Portfolios) Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose the Underlying Portfolio to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when the Underlying Portfolio is fully or almost fully invested may result in greater potential fluctuation in the value of the Underlying Portfolio's net assets and its net asset value per share.

          MORTGAGE-RELATED SECURITIES. (Capital Growth Portfolio, Dividend Growth Portfolio, Limited Duration Income Portfolio and Core Income Portfolio) Mortgage-related securities are a form of Derivative collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. These securities may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities, mortgage pass-through securities, interests in REMICs or other kinds of mortgage-backed securities, including those with fixed, floating and variable interest rates, those with interest rates that change based on multiples of changes in a specified index of interest rates and those with interest rates that change inversely to changes in interest rates.

GOVERNMENT AGENCY SECURITIES--Mortgage-related securities issued by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee.

GOVERNMENT RELATED SECURITIES--Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the Untied States. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA.

          Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

PRIVATE ENTITY SECURITIES--These mortgage-related securities are issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Timely payment of principal and interest on mortgage-related securities backed by pools created by non-governmental issuers often is supported partially by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies, so that if the issuers default on their obligations the holders of the security could sustain a loss. No insurance or guarantee covers the Portfolio or the price of the Portfolio's shares. Mortgage-related securities issued by non-governmental issuers generally offer a higher rate of interest than government-agency and government-related securities because there are no direct or indirect government guarantees of payment.

COMMERCIAL MORTGAGE-RELATED SECURITIES--Commercial mortgage-related securities generally are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. These mortgage-related securities generally are structured to provide protection to the senior classes investors against potential losses on the underlying mortgage loans. This protection generally is provided by having the holders of subordinated classes of securities ("Subordinated Securities") take the first loss if there are defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated Securities, cross-collateralization and over-collateralization.

          Each of these Underlying Portfolios may invest in Subordinated Securities issued or sponsored by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Subordinated Securities have no governmental guarantee, and are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior mortgage-related securities arising out of the same pool of mortgages. The holders of Subordinated Securities typically are compensated with a higher stated yield than are the holders of more senior mortgage-related securities. On the other hand, Subordinated Securities typically subject the holder to greater risk than senior mortgage-related securities and tend to be rated in a lower rating category, and frequently a substantially lower rating category, than the senior mortgage-related securities issued in respect of the same pool of mortgage. Subordinated Securities generally are likely to be more sensitive to changes in prepayment and interest rates and the market for such securities may be less liquid than is the case for traditional fixed-income securities and senior mortgage-related securities.

          The market for commercial mortgage-related securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-related securities. In addition, commercial lending generally is viewed as exposing the lender to a greater risk of loss than one- to four-family residential lending. Commercial lending, for example, typically involves larger loans to single borrowers or groups of related borrowers than residential one- to four-family mortgage loans. In addition, the repayment of loans secured by income producing properties typically is dependent upon the successful operation of the related real estate project and the cash flow generated therefrom. Consequently, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on mortgage-related securities secured by loans on commercial properties than on those secured by loans on residential properties.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")--A CMO is a multiclass bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) Ginnie Mae, Fannie Mae, or Freddie Mac pass-through certificates, (b) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans' Affairs, (c) unsecuritized conventional mortgages, (d) other mortgage-related securities, or
(e) any combination thereof. Each class of CMOs, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index, such as the London Interbank Offered Rate ("LIBOR") (or sometimes more than one index). These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon. Each of these Portfolios also may invest in inverse floating rate CMOs. Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index such a LIBOR. Accordingly, the coupon rate thereon will increase as interest rates decrease. Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs.

          Many inverse floating rate CMOs have coupons that move inversely to a multiple of the applicable indexes. The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage factor. Inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal. The markets for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin. The Underlying Portfolio's ability to dispose of its positions in such securities will depend on the degree of liquidity in the markets for such securities. It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity.

STRIPPED MORTGAGE-BACKED SECURITIES--Each of these Underlying Portfolios also may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO. The yields to maturity on IOs and POs are very sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Underlying Portfolio may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially and adversely affected.

REAL ESTATE INVESTMENT TRUSTS--A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level Federal income tax and making the REIT a pass-through vehicle for Federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

          REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income they earn. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act.

ADJUSTABLE-RATE MORTGAGE LOANS ("ARMS")--ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes in an index. ARMs typically have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loans. Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

OTHER MORTGAGE-RELATED SECURITIES--Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

          STANDARD & POOR'S DEPOSITARY RECEIPTS. (Capital Growth Portfolio, Dividend Growth Portfolio, Equity Fund and Opportunity Fund) These securities, commonly referred to as "spiders," represent an interest in a fixed portfolio of common stocks designed to track the price and dividend yield performance of the Standard & Poor's 500 Index or the Standard & Poor's MidCap 400 Index, as the case may be.

MANAGEMENT POLICIES

          OPTIONS TRANSACTIONS. (Capital Growth Portfolio, Dividend Growth Portfolio, Equity Fund, International Equity Fund and Opportunity Portfolio) Each of these Underlying Portfolios may engage in options transactions, such as purchasing or writing covered call or put options. The principal reason for the Underlying Portfolio writing covered call options is to realize, through the receipt of premiums, a greater return than would be realized on its portfolio securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that the Underlying Portfolio may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

          Options written ordinarily will have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the time the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. The Underlying Portfolio may write (a) in-the-money call options when its adviser expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) at-the-money call options when the Underlying Portfolio's adviser expects that the price of the underlying security will remain stable or advance moderately during the option period and (c) out-of-the-money call options when the Underlying Portfolio's adviser expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In these circumstances, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

          So long as the Underlying Portfolio's obligation as the writer of an option continues, it may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Underlying Portfolio effects a closing purchase transaction. The Underlying Portfolio can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

          While it may choose to do otherwise, the Underlying Portfolio generally will purchase or write only those options for which the Underlying Portfolio's adviser believes there is an active secondary market so as to facilitate closing transactions. There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that otherwise may interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Underlying Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

          The Underlying Portfolio intends to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options written by the Portfolio as illiquid securities.

          Each of these Underlying Portfolios will purchase options only to the extent permitted by the policies of state securities authorities in states where shares of the Underlying Portfolio are qualified for offer and sale.

          STOCK INDEX OPTIONS. (Capital Growth Portfolio, Dividend Growth Portfolio, Equity Fund, Opportunity Fund, and International Equity Fund) Each of these Underlying Portfolios may purchase and write put and call options on stock indexes to the extent of 15% of the value of its net assets. Options on stock indexes are similar to options on stock except that (a) the expiration cycles of stock index options are monthly, while those of stock options are currently quarterly, and (b) the delivery requirements are different. Instead of giving the right to take or make delivery of a stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

          FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. (Capital Growth Portfolio, Dividend Growth Portfolio, Equity Fund, Opportunity Fund, and International Equity Fund) Upon exercise of an option, the writer of the option delivers to the holder of the option the futures position and the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Underlying Portfolio.

          FUTURE DEVELOPMENTS. Each Underlying Portfolio may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by such Underlying Portfolio or which are not currently available but which may be developed, to the extent such opportunities are both consistent with its investment objective and legally permissible for the Underlying Portfolio. Before entering into such transactions or making any such investment, the Underlying Portfolio will provide appropriate disclosure in its prospectus.

          LENDING PORTFOLIO SECURITIES. To a limited extent, each Underlying Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, an Underlying Portfolio can increase its income through the investment of the cash collateral. For purposes of this policy, each Underlying Portfolio considers collateral consisting of U.S. Government securities to be the equivalent of cash. From time to time, an Underlying Portfolio may return to the borrower or a third party which is unaffiliated with the Underlying Portfolio, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

          The Securities and Exchange Commission currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) the Underlying Portfolio must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Underlying Portfolio must be able to terminate the loan at any time; (4) the Underlying Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the Underlying Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) while voting rights on the loaned securities may pass to the borrower, the Underlying Portfolio must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs.

          REVERSE REPURCHASE AGREEMENTS. (Money Market Portfolio) The Money Market Portfolio may enter into reverse repurchase agreements. The Money Market Portfolio will maintain in a segregated account permissible liquid assets equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange Commission.

PORTFOLIO INVESTMENT RESTRICTIONS

          Each Portfolio has adopted investment restrictions numbered 1 through 7 as fundamental policies, which cannot be changed, as to a Portfolio, without approval by the holders of a majority (as defined in the 1940 Act) of such Portfolio's outstanding voting securities. Investment restrictions numbered 8 through 12 are not fundamental policies and may be changed by vote of a majority of the Fund's Directors at any time. No Portfolio may:

          1. Invest in commodities, except that each Portfolio may purchase and sell options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

          2. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but each Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

          3. Borrow money, except that each Portfolio may borrow up to 33-1/3% of the value of its total assets. For purposes of this investment restriction, a Portfolio's entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing.

          4. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, each Portfolio may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board of Directors.

          5. Act as an underwriter of securities of other issuers, except to the extent the Portfolio may be deemed an underwriter under the 1933 Act by virtue of disposing of portfolio securities.

          6. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act). A Portfolio's investments permitted under Investment Restriction Nos. 1, 3 and 9 are not considered senior securities for purposes of this Investment Restriction.

          7. Purchase securities on margin, but each Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

          8. Invest in the securities of a company for the purpose of exercising management or control, but each Portfolio will vote (as provided in the Fund's Charter) the securities it owns as a shareholder in accordance with its views.

          9. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

          10. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Portfolio's net assets would be so invested.

          If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

          The Fund may make commitments more restrictive than the restrictions listed above so as to permit the sale of shares of a Portfolio in certain states. Should the Fund determine that a commitment is no longer in the best interest of the Portfolio, and its shareholders, the Fund reserves the right to revoke the commitment by terminating the sale of such Portfolio's shares in the state involved.

          In addition, the Underlying Portfolios in which the Portfolios may invest have adopted certain investment restrictions which may be more or less restrictive than those listed above, thereby allowing a Portfolio to participate in certain investment strategies indirectly. The investment restrictions of these Underlying Portfolios are set forth in their respective statements of additional information.

                             MANAGEMENT OF THE FUND

          Directors and officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below. Each Director who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk.

DIRECTORS OF THE FUND

*WILLIAM B. BLUNDIN, PRESIDENT AND CHAIRMAN OF THE BOARD OF DIRECTORS. An employee of BISYS Fund Services, Inc., BISYS' general partner. Mr. Blundin also is an officer of other investment companies administered by BISYS or its affiliates. He is 60 years old and his address is 90 Park Avenue, New York, New York 10016.

NORMA A. COLDWELL, DIRECTOR. International Economist and Consultant;
          Executive Vice President of Coldwell Financial Consultants; Trustee and Treasurer of Meridian House International (International Education and Cultural Group); Member of the Board of Advisors of Meridian International Center and Emerging Capital Markets, S.A. (Montevideo, Uruguay); formerly, Chief International Economist of Riggs National Bank, Washington, D.C. She is 72 years old and her address is 3330 Southwestern Boulevard, Dallas, Texas 75225.

RICHARD H. FRANCIS, DIRECTOR. Former Executive Vice President and Chief
          Financial Officer of Pan American World Airways, Inc. (currently, debtor-in-possession under the U.S. Bankruptcy Code), March 1988 to October 1991; Senior Vice President and Chief Financial Officer of American Standard Inc., 1960 to March 1988. Mr. Francis is a director of Allendale Mutual Insurance and The Indonesia Fund, Inc. He is 66 years old and his address is 40 Grosvenor Road, Short Hills, New Jersey 07078.

WILLIAM W. McINNES, DIRECTOR. Private investor. From July 1978 to February
          1993, he was Vice-President--Finance and Treasurer of Hospital Corp. of America. He is also a director of Gulf South Medical Supply and Diversified Trust Co. He is 48 years old and his address is 116 30th Avenue South, Nashville, Tennessee 37212.

ROBERT A. ROBINSON, DIRECTOR. Private investor. Since 1991, President
          Emeritus, and from 1968 to 1991, President of The Church Pension Group, NYC. From 1956 to 1966, Senior Vice President of Colonial Bank & Trust Co. He is also a director of Mariner Institutional Funds, Inc., Mariner Tax-Free Institutional Funds, Inc., UST Master Funds, UST Master Tax Exempt Funds, H.B. and F.H. Bugher Foundation, Morehouse-Barlow Co. Publishers, The Canterbury Cathedral Trust in America, The Living Church Foundation and Hoosac School. He is 71 years old and his address is 2 Hathaway Common, New Canaan, Connecticut 06840.

OFFICERS OF THE FUND

JEFFREY C. CUSICK, VICE PRESIDENT AND ASSISTANT SECRETARY. An employee of
          BISYS Fund Services, Inc. since July 1995, and an officer of other investment companies administered by BISYS or its affiliates. From September 1993 to July 1995, he was Assistant Vice President and, from 1989 to September 1993, he was Manager--Client Services, of Federated Administrative Services. He is 38 years old and his address is 3435 Stelzer Road, Columbus, Ohio 43219.

WILLIAM TOMKO, VICE PRESIDENT. An employee of BISYS Fund Services, Inc. and an officer of other investment companies administered by BISYS or its affiliates. He is 38 years old and his address is 3435 Stelzer Road, Columbus, Ohio 43219.

GARY R. TENKMAN, TREASURER. An employee of BISYS Fund Services, Inc. since
          April, 1998, and an officer of other investment companies administered by BISYS or its affiliates. For more than five years prior thereto, he was an audit manager with Ernst & Young LLP. He is __ years old and his address is 3435 Stelzer Road, Columbus, Ohio 43219.

ROBERT L. TUCH, ASSISTANT SECRETARY. An employee of BISYS Fund Services, Inc.
          since June 1991, and an officer of other investment companies administered by BISYS or its affiliates. From July 1990 to June 1991, he was Vice President and Associate General Counsel with National Securities Research Corp. Prior thereto, he was an Attorney with the Securities and Exchange Commission. He is 45 years old and his address is 3435 Stelzer Road, Columbus, Ohio 43219.

ALAINA METZ, ASSISTANT SECRETARY. An employee of BISYS Fund Services, Inc.
          and an officer of other investment companies administered by BISYS or its affiliates. She is 29 years old and her address is 3435 Stelzer Road, Columbus, Ohio 43219.

          For so long as the Distribution Plan described in the section captioned "Management Arrangements--Distribution Plan" remains in effect, the Directors of the Fund who are not "interested persons" of the Fund, as defined in the 1940 Act, will be selected and nominated by the Directors who are not "interested persons" of the Fund.

          Directors and officers of the Fund, as a group, owned less than 1% of any Portfolio's shares of common stock outstanding on September 22, 1998.

          The Fund does not pay any remuneration to its officers and Directors other than fees and expenses to those Directors who are not directors, officers or employees of the Adviser or BISYS or any of their affiliates. The aggregate amount of compensation paid to each such Director by the Fund for year ended December 31, 1997 was as follows:

                                                      Total Compensation
                          Aggregate                   from Fund and
Name of Board             Compensation from           Fund Complex Paid
Member                    Fund*                       to Board Member
-------------             --------------------        ------------------

 Norma A. Coldwell        $18,000                         $18,000
 Richard H. Francis       $18,000                         $18,000
 William W. McInnes       $18,000                         $18,000
 Robert A. Robinson       $18,000                         $18,000

-------------

* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $13,422 for all Directors as a group.

                             MANAGEMENT ARRANGEMENTS

          THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE PROSPECTUS ENTITLED "MANAGEMENT OF THE PORTFOLIOS."

          INVESTMENT ADVISORY AGREEMENT. The Adviser provides investment advisory services pursuant to the Investment Advisory Agreement (the "Agreement") dated February 15, 1994 with the Fund. As to each Portfolio, the Agreement is subject to annual approval by (i) the Fund's Board of Directors or
(ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Portfolio, provided that in either event the continuance also is approved by a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Adviser, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement was last approved by the Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of any party to the Agreement, at a meeting held on August 12, 1998. As to each Portfolio, the Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board of Directors or by vote of the holders of a majority of such Portfolio's shares, or, on not less than 90 days' notice, by the Adviser. The Agreement will terminate automatically, as to the relevant Portfolio, in the event of its assignment (as defined in the 1940 Act).

          As compensation for the Adviser's services, the Fund has agreed to pay the Adviser a monthly investment advisory fee at the annual rate set forth in the Portfolios' Prospectus.

          MANAGEMENT OF THE UNDERLYING PORTFOLIOS. The Adviser or its affiliate, ParkSouth, supervises and assists in the overall management of the Underlying Portfolios' affairs subject to the authority of the Underlying Portfolio's Board in accordance with applicable law. The primary portfolio manager for each Underlying Portfolio, other than the Money Market Portfolios, is as follows:

CAPITAL GROWTH PORTFOLIO--Charles E. Winger, Jr. Mr. Winger has been the Capital Growth Portfolio's primary portfolio manager since its inception and has been a Trust Officer with the Adviser since 1988.

DIVIDEND GROWTH PORTFOLIO--Jay D. Baumgardner. Mr. Baumgardner has been the Dividend Growth Portfolio's primary portfolio manager since its inception and has been a portfolio manager with the Adviser since April 1995. Prior thereto, he was a financial consultant with Smith Barney, Inc.

EQUITY FUND--Ronald E. Lindquist. Mr. Lindquist, who has over 30 years' experience as a portfolio manager, has been the Equity Fund's primary portfolio manager since its inception and has been employed by the Adviser since May 1998. Since 1978, he was employed by Deposit Guaranty National Bank and Commercial National Bank, wholly-owned subsidiaries of Deposit Guaranty Corp. which merged with First American Corporation, the Adviser's parent, on May 1, 1998.

OPPORTUNITY FUND--William A. Womack. He has been the Opportunity Fund's primary portfolio manager since its inception. Mr. Womack formed Womack Management in February 1997. For more than 12 years prior thereto, he was a Senior Vice President and Trust Investment Officer of Deposit Guaranty National Bank.

INTERNATIONAL EQUITY FUND--Herbert W. Gullquist and John R. Reinsberg. Messers. Gullquist and Reinsberg have been the International Equity Fund's primary portfolio managers since its inception, and have been Managing Directors of LAM for over five years.

CORE INCOME PORTFOLIO--Sharon S. Brown. She has been the Core Income Portfolio's primary portfolio manager since its inception and has been a Trust Officer of the Adviser since 1988.

LIMITED DURATION INCOME PORTFOLIO--Donald F. Turk. He has been the Limited Duration Income Portfolio's primary portfolio manager since its inception and has been a Trust Officer of the Adviser since 1980.

          Under the terms of the Investment Advisory Agreement, each Underlying Portfolio has agreed to pay the Adviser or Park South, as the case may be, a monthly fee at the annual rate set forth below as a percentage of the relevant Underlying Portfolio's average daily net assets.

                                             Annual Rate of
                                               Investment
         NAME OF                                Advisory
   UNDERLYING PORTFOLIO                        FEE PAYABLE
   --------------------                     ----------------

Capital Growth Portfolio                           .65%
Dividend Growth Portfolio                          .65%
Equity Fund                                        .75%
Opportunity Fund                                   .95%
International Equity Fund                         1.00%
Core Income Portfolio                              .60%
Limited Duration Income Portfolio                  .60%
Prime Money Market Portfolio                       .25%*

----------------

* For the fiscal year ended December 31, 1997, the Fund paid the Prime Money Market Portfolio's former sub-adviser .15% and the Adviser .10% of the value of the Underlying Portfolio's average daily net assets.

SUB-INVESTMENT ADVISERS TO UNDERLYING PORTFOLIOS. Lazard Asset Management ("Lazard"), located at 30 Rockefeller Plaza, New York, New York 10020, serves as the sub-investment adviser to the International Equity Fund. Lazard, a division of Lazard Freres & Co. LLC, provides investment management services to client discretionary accounts with assets totaling approximately $67 billion as of June 30, 1998. Under the terms of the sub-investment advisory agreement with Lazard, ParkSouth has agreed to pay Lazard a monthly fee at the annual rate of .50% of the value of the average daily net assets of the International Equity Fund.

          Womack Asset Management, Inc. ("Womack Management"), located at 2120 DG Plaza, Jackson, Mississippi 39201, serves as the sub-investment adviser to the Opportunity Fund. Womack Management provides investment management services to client discretionary accounts with assets totaling approximately $300 million as of June 30, 1998. Under the terms of the sub-investment advisory agreement with Womack Management, ParkSouth has agreed to pay Womack Management a monthly fee at the annual rate of the sum of .32% of the value of the Opportunity Fund's average daily net assets up to $50 million, .075% of the value of such assets from $50 million to $70 million and .25% of the value of such assets in excess of $70 million.

          ADMINISTRATION AGREEMENT. BISYS provides certain administrative services pursuant to the Administration Agreement (the "Administration Agreement") dated April 25, 1996 with the Fund. As to each Portfolio, the Administration Agreement will continue until April 25, 2001 and thereafter is subject to annual approval by (i) the Fund's Board of Directors or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Portfolio, provided that in either event the continuance also is approved by a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund or BISYS, by vote cast in person at a meeting called for the purpose of voting such approval. The Administration Agreement was last approved by the Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of any party to the Administration Agreement, at a meeting held on May 14, 1998. As to each Portfolio, the Administration Agreement is terminable without penalty, at any time if for cause, by the Fund's Board of Directors or by vote of the holders of a majority of such Portfolio's outstanding voting securities, or, on not less than 90 days' notice, by BISYS. The Administration Agreement will terminate automatically, as to the relevant Portfolio, in the event of its assignment (as defined in the 1940 Act).

          As compensation for BISYS' services, the Fund has agreed to pay BISYS a monthly administration fee at the annual rate set forth in the Portfolios' Prospectus.

          DISTRIBUTION AGREEMENT. BISYS acts as the exclusive distributor of each Portfolio's shares on a best efforts basis pursuant to a Distribution Agreement (the "Distribution Agreement") dated November 11, 1997, with the Fund. Shares are sold on a continuous basis by BISYS as agent, although BISYS is not obliged to sell any particular amount of shares. No compensation is payable by the Fund to BISYS for its distribution services.

          DISTRIBUTION PLAN. (Applicable to Class A Shares and Class B Shares only) Rule 12b-1 (the "Rule") adopted by the Securities and Exchange Commission under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Fund's Directors have adopted such a plan (the "Distribution Plan") with respect to Class A Shares and Class B Shares of each Portfolio pursuant to which each Portfolio pays BISYS for advertising, marketing and distributing Class A Shares and Class B Shares. The Fund's Directors believe that there is a reasonable likelihood that the Distribution Plan will benefit each Portfolio and the holders of its Class A Shares and Class B Shares.

          A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Directors for their review. In addition, the Distribution Plan provides that it may not be amended to increase materially the costs which holders of the Class A Shares and Class B Shares may bear for distribution pursuant to the Distribution Plan without approval of such shareholders and that other material amendments of the Distribution Plan must be approved by the Board of Directors, and by the Directors who are neither "interested persons" (as defined in the 1940 Act) of the Fund nor have any direct or indirect financial interest in the operation of the Distribution Plan or in the related Distribution Plan agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. The Distribution Plan and related agreements are subject to annual approval by such vote of the Directors cast in person at a meeting called for the purpose of voting on the Distribution Plan. The Distribution Plan was last so approved on August 12, 1998. As to each Class, the Distribution Plan is terminable at any time by vote of a majority of the Directors who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Distribution Plan or in the Distribution Plan agreements or by vote of the holders of a majority of Class A Shares or Class B Shares, as the case may be, voting separately as a Class. A Distribution Plan agreement is terminable without penalty, at any time, by such vote of the Directors, upon not more than 60 days' written notice to the parties to such agreement or by vote of the holders of a majority of the Portfolio's Class A Shares or Class B Shares, as the case may be, voting separately as a Class. A Distribution Plan agreement will terminate automatically, as to the relevant Class, in the event of its assignment (as defined in the 1940 Act).

          SHAREHOLDER SERVICES PLAN. (Applicable to each Class) The Fund's Directors have adopted a shareholder services plan (the "Shareholder Services Plan") with respect to each Class of each Portfolio pursuant to which each Portfolio pays BISYS for the provision of certain services to the holders of such shares. The Fund's Directors believe that there is a reasonable likelihood that the Shareholder Services Plan will benefit each Portfolio and its shareholders.

          A quarterly report of the amounts expended under the Shareholder Services Plan, and the purposes for which such expenditures were incurred, must be made to the Directors for their review. In addition, the Shareholder Services Plan provides that material amendments of the Plan must be approved by the Board of Directors, and by the Directors who are neither "interested persons" (as defined in the 1940 Act) of the Fund nor have any direct or indirect financial interest in the operation of the Shareholder Services Plan or in the related Shareholder Services Plan agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. The Shareholder Services Plan and related agreements are subject to annual approval by such vote of the Directors cast in person at a meeting called for the purpose of voting on the Shareholder Services Plan. The Shareholder Services Plan was last so approved on August 12, 1998. The Shareholder Services Plan is terminable at any time by vote of a majority of the Directors who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in the Shareholder Services Plan agreements. A Shareholder Services Plan agreement is terminable without penalty, at any time, by such vote of the Directors. A Shareholder Services Plan agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

          EXPENSES. All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by others. The expenses borne by the Fund include: organizational costs, taxes, interest, brokerage fees and commissions, if any, fees of Directors who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Adviser, BISYS, any sub-investment adviser, or any of their affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory and administration fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, auditing and legal expenses, costs of maintaining corporate existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of calculating the net asset value of each Portfolio's shares, costs of shareholders' reports and corporate meetings, costs of preparing and printing certain prospectuses and statements of additional information, and any extraordinary expenses. Expenses attributable to a Portfolio are charged against the assets of that Portfolio; other expenses of the Fund are allocated among the Fund's portfolios on the basis determined by the Board of Directors, including, but not limited to, proportionately in relation to the net assets of each portfolio.

                        PURCHASE AND REDEMPTION OF SHARES

          THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE PROSPECTUS ENTITLED "HOW TO BUY SHARES" AND "HOW TO REDEEM SHARES."

          TERMS OF PURCHASE. The Fund reserves the right to reject any purchase order and to change the amount of the minimum investment and subsequent purchases in the Portfolios.

          SALES LOADS. (Applicable to Class A Shares) The scale of sales loads applies to purchases of Class A Shares of each Portfolio made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account trust estate or a single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code")) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k) and 457 of the Code); or an organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided that the purchases are made through a central administration or a single dealer, or by other means which result in economy of sales effort or expense.

          REOPENING AN ACCOUNT. An investor may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

          STOCK CERTIFICATES; SIGNATURES. Any certificate representing Portfolio shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Fund's Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Signature-guaranties may not be provided by notaries public. If the signature is guaranteed by a broker or dealer, such broker or dealer must be a member of a clearing corporation and maintain net capital of at least $100,000. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature.

          REDEMPTION COMMITMENT. Each Portfolio has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of such Portfolio's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Board of Directors reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Portfolio to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner as the Portfolio is valued.

          SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closing), (b) when trading in the markets the Underlying Portfolios normally utilize is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Underlying Portfolio's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Portfolio's shareholders.

                        DETERMINATION OF NET ASSET VALUE

          THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE PROSPECTUS ENTITLED "HOW TO BUY SHARES."

          GENERAL. Each Portfolio's net asset value will fluctuate with changes in the securities markets and the value of the Underlying Portfolios in which it invests. Each Underlying Portfolio's investments are valued each business day generally by using available market quotations or at fair value which may be determined by one or more pricing services approved by its Board. Each pricing service's procedures are reviewed under the general supervision of the Board. Set forth below is further information regarding the methods employed in valuing the Underlying Portfolio's investments.

          CAPITAL GROWTH PORTFOLIO, DIVIDEND GROWTH PORTFOLIO, EQUITY FUND, OPPORTUNITY FUND, AND INTERNATIONAL EQUITY FUND. Each of these Underlying Portfolios' securities, including covered call options written by the Underlying Portfolio, are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Any assets or liabilities initially expressed in terms of foreign currency will be translated into dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation by the Federal Reserve Bank of New York or if no such rate is quoted on such date, at the exchange rate previously quoted by the Federal Reserve Bank of New York or at such other quoted market exchange rate as may be determined to be appropriate by the Underlying Portfolio's adviser. Forward currency contracts will be valued at the current cost of offsetting the contract. Since the International Equity Fund has to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value may not take place contemporaneously with the determination of prices of certain of the Underlying Portfolio's securities. Debt securities maturing in 60 days or less are carried at amortized cost, which approximates value, except where to do so would not reflect accurately their fair value, in which case such securities would be valued at their fair value as determined under the supervision of the Underlying Portfolio's Board. Any securities or other assets for which recent market quotations are not readily available may be valued at fair value as determined in good faith by the Underlying Portfolio's Board.

          Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Underlying Portfolio's Board, are valued at fair value as determined in good faith by the Board. The Board will review the method of valuation on a current basis. In making their good faith valuation of restricted securities, the Board members generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Board if the Board members believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board.

          CORE INCOME PORTFOLIO AND LIMITED DURATION INCOME PORTFOLIO. Each of these Underlying Portfolios' investments are valued each business day using available market quotations or at fair value as determined by one or more independent pricing services (collectively, the "Service") approved by the Board. The Service may use available market quotations, employ electronic data processing techniques and/or a matrix system to determine valuations. The Service's procedures are reviewed by the Fund's officers under the general supervision of the Board.

          PRIME MONEY MARKET PORTFOLIO. The valuation of the Prime Money Market Portfolio's investment securities is based upon their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Underlying Portfolio would receive if it sold the instrument.

          The Board of Directors has agreed, as a particular responsibility within the overall duty of care owed to the Prime Money Market Portfolio's investors, to establish procedures reasonably designed to stabilize such Underlying Portfolio's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Underlying Portfolio's investment holdings by the Board, at such intervals as it deems appropriate, to determine whether such Underlying Portfolio's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent bid price or yield data for such securities or for securities of comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets will be valued at fair value as determined in good faith by the Board.

          The extent of any deviation between the Prime Money Market Portfolio's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Board. If such deviation exceeds 1/2 of 1%, the Board promptly will consider what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing Prime Money Market Portfolio shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or market equivalents.

                             PERFORMANCE INFORMATION

       THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE PROSPECTUS ENTITLED "PERFORMANCE INFORMATION."

          Current yield is computed pursuant to a formula which operates as follows: The amount of the Portfolio's expenses accrued for the 30-day period (net of reimbursements) is subtracted from the amount of the dividends and interest earned by the Portfolio during the period. That result is then divided by the product of: (a) the average daily number of shares outstanding during the period that were entitled to receive dividends, and (b) the maximum offering price per share on the last day of the period less any undistributed earned income per share reasonably expected to be declared as a dividend shortly thereafter. The quotient is then added to 1, and that sum is raised to the 6th power, after which 1 is subtracted. The current yield is then arrived at by multiplying the result by 2.

          Average annual total return is calculated by determining the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result. A Class's average annual total return figures calculated in accordance with such formula assume that in the case of Class A the maximum sales load has been deducted from the hypothetical initial investment at the time of purchase or, in the case of Class B, the maximum applicable contingent deferred sales charge ("CDSC") has been paid upon redemption at the end of the period.

          Total return is calculated by subtracting the amount of the maximum offering price per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period and any applicable
CDSC), and dividing the result by the maximum offering price per share at the beginning of the period. Total return also may be calculated based on the net asset value per share at the beginning of the period for Class A Shares or without giving effect to any applicable CDSC at the end of the period for Class B Shares. In such cases, the calculation would not reflect the deduction of the sales load with respect to Class A Shares or any applicable CDSC with respect to Class B Shares, which, if reflected, would reduce the performance quoted.

          From time to time, advertising materials for a Portfolio may refer to or discuss current or past business, political, economic or financial conditions, such as U.S. monetary or fiscal policies and actual or proposed tax legislation. In addition, from time to time, advertising materials for a Portfolio may include information concerning retirement and investing for retirement, average life expectancy and pension and social security benefits.


                        DIVIDENDS, DISTRIBUTION AND TAXES

          THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN EACH PROSPECTUS ENTITLED "DIVIDENDS, DISTRIBUTIONS AND TAXES."

          Each Portfolio intends to qualify as a "regulated investment company" under the Code if such qualification is in the best interests of its shareholders. To qualify as a regulated investment company, the Portfolio must pay out to its shareholders at least 90% of its net income (consisting of net investment income from tax exempt obligations and net short-term capital gain), and must meet certain asset diversification and other requirements. Qualification as a regulated investment company relieves the Portfolio from any liability for Federal income taxes to the extent its earnings are distributed in accordance with the applicable provisions of the Code. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

          Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the aggregate net asset value of his shares below the cost of his investment. Such a distribution would be a return on investment in an economic sense although taxable as stated in "Dividends, Distributions and Taxes" in the Prospectus. In addition, the Code provides that if a shareholder holds shares for six months or less and has received a capital gain dividend with respect to such shares, any loss incurred on the sale of such shares will be treated as a long-term capital loss to the extent of the capital gain dividend received.

          Depending upon the composition of an Underlying Portfolio's income, the entire amount or a portion of the dividends paid by the Portfolio from net investment income may qualify for the dividends received deduction allowable to qualifying U.S. corporate shareholders ("dividends received deduction"). In general, dividend income from a Portfolio distributed to qualifying corporate shareholders will be eligible for the dividends received deduction only to the extent that such Portfolio's income consists of dividends paid by U.S. corporations. However, Section 246(c) of the Code generally provides that if a qualifying corporate shareholder has disposed of Portfolio shares held for less than 46 days, which 46 days generally must be during the 90-day period commencing 45 days before the shares become ex-dividend, and has received a dividend from net investment income with respect to such shares, the portion designated by the Portfolio as qualifying for the dividends received deduction will not be eligible for such shareholder's dividends received deduction. In addition, the Code provides other limitations with respect to the ability of a qualifying corporate shareholder to claim the dividends received deduction in connection with holding Portfolio shares.

          Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses.

          The Taxpayer Relief Act of 1997 included constructive sale provisions that generally apply if a Portfolio or Underlying Portfolio either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures, forward, or offsetting notional principal contract (collectively, a "Contract") respecting the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as or substantially identical to the underlying property. In each instance, with certain exceptions, the Portfolio or Underlying Portfolio generally will be taxed as if the appreciated financial position were sold at its fair market value on the date Portfolio or Underlying Portfolio enters into the financial position or acquires the property, respectively. Transactions that are identified hedging or straddle transactions under other provisions of the Code can be subject to the constructive sale provisions.

                             PORTFOLIO TRANSACTIONS

          GENERAL. A Portfolio may purchase or sell shares of the Underlying Portfolios or other securities to: (a) accommodate purchases and sales of its shares, (b) change the percentage of its assets invested in each of the Underlying Portfolios in response to market conditions, and (c) reallocate and rebalance its assets among the equity, bond and fixed-income securities, money market funds, and cash, and among these Underlying Portfolios within the percentage limits set forth in the Prospectus.

          Transactions for the Underlying Portfolios are allocated to various dealers by the Underlying Portfolios' investment personnel in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected to act on an agency basis for research, statistical or other services to enable the Adviser to supplement its own research and analysis with the views and information of other securities firms.

          To the extent research services are furnished by brokers through which the Underlying Portfolio effects securities transactions, the Underlying Portfolio's adviser may use such information in advising other funds or accounts it advises and, conversely, to the extent research services are furnished to the Underlying Portfolio's adviser by brokers in connection with other funds or accounts it advises, the Adviser also may use such information in advising the Portfolios. Although it is not possible to place a dollar value on these services, if they are provided, it is the opinion of the Adviser that the receipt and study of any such services should not reduce the overall expenses of its research department.

          CAPITAL GROWTH PORTFOLIO, DIVIDEND GROWTH PORTFOLIO, EQUITY FUND, OPPORTUNITY FUND AND INTERNATIONAL EQUITY FUND. Brokers also are selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Large block trades may, in certain cases, result from two or more clients the Underlying Portfolio's adviser might advise being engaged simultaneously in the purchase or sale of the same security. Portfolio turnover may vary from year to year, as well as within a year. Higher turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

          When transactions are executed in the over-the-counter market, the Adviser will deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.

          The Board has determined, in accordance with Section 17(e) of the 1940 Act and Rule 17e-1 thereunder, that any portfolio transaction for the Underlying Portfolio may be executed by certain brokers that are affiliates of the Adviser when such broker's charge for the transaction does not exceed the usual and customary level.

          CORE INCOME PORTFOLIO, LIMITED DURATION INCOME PORTFOLIO, AND PRIME MONEY MARKET PORTFOLIO. Purchases and sales of portfolio securities usually are principal transactions. Portfolio securities ordinarily are purchased directly from the issuer or from an underwriter or market maker. Usually no brokerage commissions are paid by the Underlying Portfolio for such purchases and sales. The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of securities from market makers may include the spread between the bid and asked price.

                        INFORMATION ABOUT THE PORTFOLIOS

          THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE PORTFOLIOS' PROSPECTUS ENTITLED "GENERAL INFORMATION."

          Each Portfolio share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares have no preemptive or subscription rights and are freely transferable.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise, to the holders of the outstanding voting securities of an investment company, such as the Fund, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by such matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of such portfolio. However, the Rule exempts the election of directors from the separate voting requirements of the Rule.

          Each Portfolio will send annual and semi-annual financial statements to all its shareholders.

               CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT,
                        COUNSEL AND INDEPENDENT AUDITORS

          The Bank of New York, 90 Washington Street, New York, New York 10286, acts as custodian of each Portfolio's investments. The Bank of New York has no part in determining the investment policies of any Portfolio or which securities are to be purchased or sold by an Portfolio.

          BISYS Fund Services Ohio, Inc., an affiliate of BISYS, 3435 Stelzer Road, Columbus, Ohio 43219, acts as the Fund's transfer and dividend disbursing agent. Under the transfer agency agreement with the Fund, the Transfer Agent maintains shareholder account records for the Fund, handles certain communications between shareholders and the Fund and pays dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee compiled on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.

          Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of Common Stock being sold pursuant to each Prospectus.

          ___________________________________, independent auditors, have been selected as each Portfolio's auditors.

                              FINANCIAL STATEMENTS

          The Portfolios' Annual Report to Shareholders for the fiscal year ending December 31, 1998 will be supplied with this Statement of Additional Information when it is available in February 1999.

                                    APPENDIX

          Description of certain ratings assigned by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch IBCA, Inc. ("Fitch"), Duff & Phelps Credit Rating Co. ("Duff") and Thomson BankWatch, Inc.("BankWatch"):

S&P

BOND RATINGS

                                       AAA

          Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

          Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

                                        A

          Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

                                       BBB

          Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

                                       BB

          Bonds rated BB have less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payment.

          S&P's letter ratings may be modified by the addition of a plus (+) or minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

COMMERCIAL PAPER RATING

          The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's

BOND RATINGS

                                       Aaa

          Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

          Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                                        A

          Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                                       Baa

          Bonds which are rated Baa are considered as medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                                       Ba

          Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

COMMERCIAL PAPER RATING

          The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

          Issuers (or relating supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

BOND RATINGS

          The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

                                       AAA

          Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                       AA

          Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

                                        A

          Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                                       BBB

          Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                                       BB

          Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

          Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

SHORT-TERM RATINGS

          Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

          Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                                      F-1+

          EXCEPTIONALLY STRONG CREDIT QUALITY. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                       F-1

          VERY STRONG CREDIT QUALITY. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                                       F-2

          GOOD CREDIT QUALITY. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

Duff

BOND RATINGS

                                       AAA

          Bonds rated AAA are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                                       AA

          Bonds rated AA are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                                        A

          Bonds rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                                       BBB

          Bonds rated BBB are considered to have below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.

                                       BB

          Bonds rated BB are below investment grade but are deemed by Duff as likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within the category.

          Plus (+) and minus (-) signs are used with a rating symbol (except
AAA) to indicate the relative position of a credit within the rating category.

COMMERCIAL PAPER RATING

          The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

BankWatch

COMMERCIAL PAPER AND SHORT-TERM OBLIGATIONS RATINGS

          The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch. Obligations rated TBW-1 are regarded as having the strongest capacity for timely repayment. Obligations rated TBW-2 are supported by a strong capacity for timely repayment, although the degree of safety is not as high as for issues rated TBW-1.

INTERNATIONAL AND U.S. BANK RATINGS

          In addition to its ratings of short-term obligations, BankWatch assigns a rating to each issuer it rates, in gradations of A through E. BankWatch examines all segments of the organization, including, where applicable, the holding company, member banks or associations, and other subsidiaries. In those instances where financial disclosure is incomplete or untimely, a qualified rating (QR) is assigned to the institution. BankWatch also assigns, in the case of foreign banks, a country rating which represents an assessment of the overall political and economic stability of the country in which the bank is domiciled.

                            PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)       Financial Statements:

               Not Applicable.

     (b)       Exhibits:

               (1) (a) Articles of Incorporation are incorporated by reference to Exhibit (1) of the Registration Statement on Form N-1A, filed on March 29, 1990.

                   (b) Articles of Amendment are incorporated by reference to Exhibit (1)(b) of Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed on June 22, 1990.

                   (c)          Articles Supplementary dated October 16,
                                1990 are incorporated by reference to
                                Exhibit(1)(c) of Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed on October 25, 1990.

                   (d) Articles Supplementary dated January 9, 1992 are incorporated by reference to Exhibit (1)(d) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed on January 17, 1992.

                   (e)          Articles Supplementary dated February 15,
                                1994 are incorporated by reference to Exhibit
                                (1)(e) of Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, filed on February 10, 1994.

                   (f) Articles of Amendment are incorporated by reference to Exhibit (1)(f) of Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A, filed on April 30, 1996.

                   (g)          Articles Supplementary dated February 24,

                                1997 are incorporated by reference to Exhibit
                                (1)(g) of Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A, filed on February 27, 1997.

                   (h) Articles of Amendment are incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A, filed March 31, 1998.

                   (i) Articles Supplementary are incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A, filed March 31, 1998.

               (2) By-Laws are incorporated by reference to Exhibit (2) of Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed on June 22, 1990.

               (4) Specimen copies of stock certificates are incorporated by reference to Exhibit (4) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on June 7, 1991.

               (5)   (a)(i)     Investment Advisory Agreement between
                                the Registrant and Mitchell Hutchins Asset
                                Management Inc. is incorporated by reference to Exhibit (5)(b)(iii) of Post-Effective Amendment
                                No. 6 to the Registration Statement on Form
                                N-1A, filed on June 7, 1991.

                      (a)(ii) Investment Advisory Agreement between Registrant and First American National Bank.

                      (b)(i) Sub-Investment Advisory Agreement between First American National Bank and Lazard Asset Management.

                      (b)(ii) Sub-Investment Advisory Agreement between First American National Bank and Womack Asset Management, Inc.

                      (c) Administration Agreement between Registrant and BISYS Fund Services Limited Partnership dated April 25, 1996, as revised August 12, 1998.

                 (6)  (a)       Distribution Agreement between Registrant
                                and BISYS Fund Services Limited Partnership dated February 11, 1997, as revised August 12,
                                1998.

                      (b)(i) Form of Plan Agreement, with respect to Registrant's Correspondent Cash Reserves Money Market Portfolio and Correspondent Cash Reserves Tax Free Money Market Portfolio, is incorporated by reference to Exhibit (6)(b) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on June 7, 1991.

                      (b)(ii) Distribution Plan Agreement, with respect to Registrant's AmeriStar (a/k/a ISG) Portfolios.

                 (8)  (a)       Custody and Fund Accounting Agreement
                                with The Bank of New York is incorporated by reference to Exhibit (8)(a) of Pre-Effective
                                Amendment No. 3 to the Registration Statement on
                                Form N-1A, filed on June 22, 1990.

                      (b ) Form of Foreign Sub-Custodian Agreement is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, filed on February 10, 1994.

                 (9)  (a)       Special Management Services Agreement
                                among the Registrant, Mitchell Hutchins Asset
                                Management Inc. and Concord Holding Corporation is incorporated by reference to Exhibit (9) of Post-Effective Amendment No. 6 to the
                                Registration Statement on Form N-1A, filed on
                                June 7, 1991.

                      (b)       Form of Shareholder Services Agreement
                                is incorporated by reference to Exhibit (5)(e) of Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed on June 22, 1990.

                      (c) Shareholder Services Plan, with respect to Registrant's AmeriStar (a/k/a ISG) Portfolios.

                (11)            Consent of Independent Auditors.*

                (15)  (a)       Plan of Distribution pursuant to Rule
                                12b-1, with respect to Registrant's
                                Correspondent Cash Reserves Money Market
                                Portfolio and Correspondent Cash Reserves Tax
                                Free Money Market Portfolio, is incorporated by reference to Exhibit (15) of Post-Effective
                                Amendment No. 6 to the Registration Statement on
                                Form N-1A, filed on June 7, 1991.


                      (b) Distribution Plan pursuant to Rule 12b-1, with respect to Registrant's AmeriStar (a/k/a
                                ISG) Portfolios.

                  (16)          Computations of Performance Information
                                are incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A, filed on May 1, 1995.

                  (17) Financial Data Schedules are incorporated by reference to Registrant's Annual Report on Form N-SAR filed on or about February 27, 1998 and Semi-Annual Report on Form N-SAR filed on or about August 28, 1998.

                  (18) (a)      Rule 18f-3 Plan for Registrant's
                                CCR Portfolios is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A, filed on May 1, 1995.

                       (b) Rule 18f-3 Plan for Registrant's AmeriStar (a/k/a ISG) Non-Money Market Portfolios.

                       (c) Rule 18f-3 Plan for Registrant's AmeriStar (a/k/a ISG) Money Market Portfolios.

      Other Exhibit:  (i)       Certificate of Corporate Secretary is
                                incorporated by reference to Other Exhibit of Pre-Effective Amendment No. 3 to the
                                Registration Statement on Form N-1A, filed on
                                June 22, 1990.

                       (ii) Powers of Attorney are incorporated by reference to Pre-Effective Amendment No. 1 and Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on May 23, 1990 and November 15, 1991, respectively.

_______________________

*    To be filed by Amendment.

Item 25. Persons Controlled By or Under Common Control with Registrant

             Not applicable.


Item 26.     Number of Holders of Securities

                 (1)                            (2)


                                             Number of Record
                                             Holders as of
           Title of Class                    July 27, 1998


         Common Stock, par value
             $.001 per share

         Correspondent Cash Reserves
             Money Market Portfolio                 50,148

         Correspondent Cash Reserves Tax
             Free Money Market Portfolio             1,826

          AmeriStar (a/k/a ISG) Prime Money
              Market Portfolio

             --Trust Shares                           2
             --Class A Shares                        18
             --Class B Shares                         0

          AmeriStar (a/k/a ISG) Capital
             Growth Portfolio

             --Trust Shares                           7
             --Class A Shares                         6
             --Class B Shares                         -

          AmeriStar (a/k/a ISG) Core Income Portfolio

             --Trust Shares                           4
             --Class A Shares                         3
             --Class B Shares                         -

          AmeriStar (a/k/a ISG) Limited
             Duration Income Portfolio

             --Trust Shares                           4
             --Class A Shares                        13
             --Class B Shares                        --

          AmeriStar (a/k/a ISG) Tennessee
             Tax Exempt Bond Portfolio

             --Trust Shares                           4
             --Class A Shares                        24
             --Class B Shares                        --

          AmeriStar (a/k/a ISG) U.S.
             Treasury Money Market Portfolio

             --Trust Shares                           2
             --Class A Shares                        11

          AmeriStar (a/k/a ISG) Dividend Growth
             Portfolio

             --Trust Shares                           4
             --Class A Shares                        29
             --Class B Shares                        --

          AmeriStar (a/k/a ISG) Limited Duration
             U.S. Government Portfolio

             --Trust Shares                           0
             --Class A Shares                         4
             --Class B Shares                        --

           AmeriStar (a/k/a ISG) Limited Duration
             Tennessee Tax Free Portfolio

             --Trust Shares                           0
             --Class A Shares                         4
             --Class B Shares                        --


Item 27.  Indemnification

        Reference is made to Article SEVENTH of the Registrant's Articles of Incorporation filed as Exhibit 1 to the Registration Statement, filed on March 29, 1990, and to Section 2-418 of the Maryland General Corporation Law. The application of these provisions is limited by Article VIII of the Registrant's By-Laws filed as Exhibit 2 to Pre-Effective Amendment No. 3 to the Registration Statement, filed on June 22, 1990, and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

        Reference also is made to the Distribution Agreement filed as Exhibit 6(a) hereto.

Item 28(a).  Business and Other Connections of Investment Adviser

        (i) Registrant is fulfilling the requirement of this Item 28(a) to provide a list of the officers and directors of Mitchell Hutchins Asset Management Inc., the investment adviser of the Registrant's Correspondent Cash Reserves Money Market Portfolio, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Mitchell Hutchins Asset Management Inc. or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by the Mitchell Hutchins Asset Management Inc. (SEC File No. 801-13219).

        (ii) First American National Bank, the investment adviser of the Registrant's AmeriStar Portfolios, is a wholly-owned subsidiary of First American Corporation, a registered bank holding company. To the knowledge of the Registrant, none of the directors or executive officers of First American National Bank, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and executive officers of First American National Bank also hold or have held various positions with bank and non-bank affiliates of First American National Bank, including First American Corporation.


                                                                        PRINCIPAL OCCUPATION OR
                                                                          OTHER EMPLOYMENT OF A
                                            POSITION WITH                 SUBSTANTIAL
NAME                                        ADVISER                           NATURE

Dennis C. Bottorff                          Chairman and                 Chairman and Chief Executive
                                            Chief Executive              Officer of  First American
                                            Officer                      Corporation

Earnest W. Deavenport, Jr.                  Director                     Chairman and Chief Executive
                                                                         Officer of  Eastman Chemical
                                                                         Company

Reginald D. Dickson                         Director                     President Emeritus of
                                                                         INROADS, Inc.

James A. Haslam, II                         Director                     Chairman of the Board of
                                                                         Pilot Corporation

Warren A. Hood, Jr.                         Director                     Chairman of Hood Industries, Inc.

Martha R. Ingram                            Director                     Chairman of the Board of
                                                                         Ingram  Industries, Inc.

Walter G. Knestrick                         Director                     Chairman of the Board of
                                                                         Walter  Knestrick
                                                                         Contractor, Inc.

Gene C. Koonce                              Director                     Vice Chairman of United
                                                                         Cities Gas Company

James R. Martin                             Director                     Chairman and Chief Executive
                                                                         Officer of Plasti-Line, Inc.

Robert A. McCabe, Jr.                       Director                     Vice Chairman of First
                                                                         American Corporation and
                                                                         President of First American
                                                                         Enterprises

Howard L. McMillan, Jr.                     Director                     Chairman of Deposit Guaranty
                                                                         System

John N. Palmer                              Director                     Chairman and Chief Executive
                                                                         Officer of SkyTel
                                                                         Communications, Inc.

Dale W. Polley                              Director                     President and Principal
                                                                         Financial Officer of First
                                                                         American Corporation

E.B. Robinson, Jr.                          Director                     Vice Chairman and Chief
                                                                         Operating Officer of First
                                                                         American Corporation and
                                                                         President of First American
                                                                         National Bank

Roscoe R. Robinson                          Director                     Former Vice Chancellor for
                                                                         Health Affairs of
                                                                         Vanderbilt University
                                                                         Medical Center

James F. Smith                              Director                     Former Chairman of the Board
                                                                         of First American Corporation

Cal Turner, Jr.                             Director                     Chairman and Chief Executive
                                                                         Officer of  Dollar General
                                                                         Corporation

Celia A. Wallace                            Director                     Chairman and Chief Executive
                                                                         Officer of Southern Medical
                                                                         Health Systems, Inc.

Ted H. Welch                                Director                     Real Estate Developer,
                                                                         President and  Chief
                                                                         Executive Officer of Eagle
                                                                         Communications

J. Kelley Williams, Sr.                     Director                     Chairman and Chief Executive
                                                                         Officer of ChemFirst, Inc.

David K. Wilson                             Director                     Chairman of the Board of
                                                                         Cherokee Equity Corporation

Toby S. Wilt                                Director                     President of TSW Investment Company

William S. Wire, II                         Director                     Former Chairman of the Board
                                                                         of  Genesco, Inc.


        (iii) Registrant is fulfilling the requirement of this Item 28(a) to provide a list of the officers and directors of Lazard Asset Management, the investment adviser of the Registrant's ISG International Equity Portfolio, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Lazard Asset Management or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by the Lazard Asset Management (SEC File No. 801-50349).

        (iv) Registrant is fulfilling the requirement of this Item 28(a) to provide a list of the officers and directors of Womack Asset Management, Inc., the investment adviser of the Registrant's ISG Small Cap Opportunity Portfolio, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Womack Asset Management, Inc. or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by the Womack Asset Management, Inc. (SEC File No. 801-54327).

        (v) Registrant is fulfilling the requirement of this Item 28(a) to provide a list of the officers and directors of Bennett Lawrence Management LLC, the investment adviser of the Registrant's ISG Mid Cap Portfolio, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Bennett Lawrence Management, LLC or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by the Bennett Lawrence Management, LLC (SEC File No. 801-49805).

Item 29.  Principal Underwriters

        (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

                           American Performance Funds
                              AmSouth Mutual Funds
                              The ARCH Fund, Inc.
                          The BB&T Mutual Funds Group
                               The Coventry Group
                     The Empire Builder Tax Free Bond Fund
                           ESC Strategic Funds, Inc.
                                The Eureka Funds
                             Fountain Square Funds
                             Hirtle Callaghan Trust
                              HSBC Family of Funds
                        The Infinity Mutual Funds, Inc.
                              INTRUST Funds Trust
                                 The Kent Funds
                                  Magna Funds
                            Meyers Investment Trust
                            MMA Praxis Mutual Funds
                                M.S.D.&T. Funds
                             Pacific Capital Funds
                            Parkstone Group of Funds
                          The Parkstone Advantage Fund
                                 Pegasus Funds
                            The Republic Funds Trust
                       The Republic Advisors Funds Trust
                           The Riverfront Funds, Inc.
                     SBSF Funds, Inc. dba Key Mutual Funds
                                  Sefton Funds
                               The Sessions Group
                            Summit Investment Trust
                            Variable Insurance Funds
                             The Victory Portfolios
                           The Victory Variable Funds
                           Vintage Mutual Funds, Inc.

        (b) The information required by this Item 29(b) regarding each director or officer of BISYS Fund Services Limited Partnership is incorporated by reference to Schedule A of Form BD filed pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-32480).

Item 30.  Location of Accounts and Records

          1.       BISYS Fund Services Ohio, Inc.
                   3435 Stelzer Road
                   Columbus, Ohio 43219-3035

          2.       The Bank of New York
                   90 Washington Street
                   New York, New York  10015

          3.       First American National Bank
                   315 Deaderick Street
                   Nashville, Tennessee 37238

          4.       Mitchell Hutchins Asset Management Inc.
                   1285 Avenue of the Americas
                   New York, New York  10019


Item 31. Management Services

               Not Applicable.

Item 32. Undertakings

               (b) Registrant hereby undertakes

               (1) to call a meeting of shareholders for the purpose of voting upon the question of removal of a Director or Directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding Common Stock and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholders communications;

               (2) to furnish each person to whom a prospectus is delivered with a copy of its most current annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 22nd day of September, 1998.


                                          THE INFINITY MUTUAL FUNDS, INC.
                                                 (Registrant)

                                          By: /s/ William B. Blundin*
                                               WILLIAM B. BLUNDIN President

                  Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/William B. Blundin*                               President (Principal
WILLIAM B. BLUNDIN                                   Executive Officer) and
                                                     Chairman of the
                                                     Board of Directors

/s/Gary R. Tenkman*                                  Treasurer (Chief
GARY R. TENKMAN                                      Financial and
                                                     Accounting Officer)

/s/Richard H. Francis*                               Director
RICHARD H. FRANCIS

/s/Norma A. Coldwell*                                Director
NORMA A. COLDWELL

/s/William W. McInnes*                               Director
WILLIAM W. McINNES

/s/Robert A. Robinson*                               Director
ROBERT A. ROBINSON


*By:/s/Robert L. Tuch                                September 22, 1998
    Robert L. Tuch
      Attorney-in-fact

                         THE INFINITY MUTUAL FUNDS, INC.

                         Post-Effective Amendment No. 40

                    Registration Statement on Form N-1A under

                         the Securities Act of 1933 and

                       the Investment Company Act of 1940

                     --------------------------------------
                                    EXHIBITS
                     --------------------------------------

                                INDEX TO EXHIBITS

                                                                          PAGE
                                                                          -----
(5)(a)(ii) Investment Advisory Agreement between Registrant and
             First American National Bank...............................

(5)(b)(i)  Sub-Investment Advisory Agreement between First American
             National Bank and Lazard Asset Management..................

(5)(b)(ii) Sub-Investment Advisory Agreement between First American
             National Bank and Womack Asset Management, Inc.............

(5)(c)     Administration Agreement between Registrant and BISYS
             Fund Services Limited Partnership dated April 25, 1996,
             as revised August 12, 1998.................................

(6)(a)     Distribution Agreement between Registrant and BISYS
             Fund Services Limited Partnership dated February 11,
             1997, as revised August 12, 1998............................

(6)(b)(ii) Distribution Plan Agreement, with respect to
             Registrant's AmeriStar (a/k/a ISG) Portfolios...............

(9)(c)     Shareholder Services Plan, with respect to
             Registrant's AmeriStar (a/k/a ISG) Portfolios...............

(15)(b)    Distribution Plan pursuant to Rule 12b-1, with respect
             to Registrant's AmeriStar (a/k/a ISG) Portfolios............

(17)       Financial Data Schedules are incorporated by reference
             to Registrant's Annual Report on Form N-SAR filed on or about February 27, 1998 and Semi-Annual Report on
             Form N-SAR filed on or about August 28, 1998................

(18)(b)    Rule 18f-3 Plan for Registrant's AmeriStar (a/k/a ISG)
             Non-Money Market Portfolios.................................

(18)(c)    Rule 18f-3 Plan for Registrant's AmeriStar (a/k/a ISG)
             Money Market Portfolios.....................................